UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02405
Name of Fund:
BlackRock Balanced Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
11/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Balanced Fund, Inc.
Institutional Shares | MACPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Institutional Shares | MACPX
Semi-Annual Shareholder Report — November 30, 2025
MACPX-11/25-SAR

BlackRock Balanced Fund, Inc.
Investor A Shares | MDCPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.79%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Investor A Shares | MDCPX
Semi-Annual Shareholder Report — November 30, 2025
MDCPX-11/25-SAR

BlackRock Balanced Fund, Inc.
Investor C Shares | MCCPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Investor C Shares | MCCPX
Semi-Annual Shareholder Report — November 30, 2025
MCCPX-11/25-SAR

BlackRock Balanced Fund, Inc.
Class K Shares | MKCPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Class K Shares | MKCPX
Semi-Annual Shareholder Report — November 30, 2025
MKCPX-11/25-SAR

BlackRock Balanced Fund, Inc.
Class R Shares | MRBPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$61	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Balanced Fund, Inc.
Class R Shares | MRBPX
Semi-Annual Shareholder Report — November 30, 2025
MRBPX-11/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Balanced Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%

BAE Systems PLC	231,582	$5,043,515

Curtiss-Wright Corp.	4,040	2,279,732

General Dynamics Corp.	760	259,639

Kongsberg Gruppen ASA	5,704	135,145

Leonardo SpA	3,359	184,105

Lockheed Martin Corp.	5,509	2,522,351

Northrop Grumman Corp.	1,779	1,018,033

Rolls-Royce Holdings PLC	164,211	2,317,718

RTX Corp.	13,362	2,337,147

Safran SA	16,763	5,635,079

Thales SA	3,747	981,320

		22,713,784

Air Freight & Logistics — 0.1%

FedEx Corp.	3,955	1,090,314

Hyundai Glovis Co. Ltd.	946	105,977

		1,196,291

Automobile Components — 0.4%

BorgWarner, Inc.	147,850	6,366,421

HL Mando Co. Ltd.	330	10,484

		6,376,905

Automobiles — 1.1%

Geely Automobile Holdings Ltd.	332,000	725,675

General Motors Co.	2,046	150,422

Mercedes-Benz Group AG, Class N	20,082	1,356,136

SAIC Motor Corp. Ltd., Class A	149,900	318,553

Tesla, Inc.(a)	29,612	12,738,194

Toyota Motor Corp.	174,100	3,511,917

XPeng, Inc., A Shares(a)	6,900	75,196

		18,876,093

Banks — 3.4%

Banca Monte dei Paschi di Siena SpA	31,733	300,219

Banco Bilbao Vizcaya Argentaria SA	29,160	630,254

Banco Santander SA	25,539	273,954

Bank Central Asia Tbk PT	3,123,300	1,555,281

Bank Hapoalim BM	8,026	173,731

Bank Mandiri Persero Tbk PT	423,300	122,953

Bank Negara Indonesia Persero Tbk PT	144,900	37,117

Bank of America Corp.	173,115	9,287,620

Bank Polska Kasa Opieki SA	5,295	290,526

Bank Rakyat Indonesia Persero Tbk PT	2,372,400	525,501

Barclays PLC	14,365	81,490

BAWAG Group AG(b)	3,965	530,954

BNP Paribas SA	26,504	2,265,529

Citigroup, Inc.	32,034	3,318,722

Commonwealth Bank of Australia	11,269	1,126,240

Credit Agricole SA	92,384	1,770,949

DBS Group Holdings Ltd.	103,000	4,314,514

DNB Bank ASA	2,184	58,401

E.Sun Financial Holding Co. Ltd.	112,102	108,465

Grupo Cibest SA	6,422	109,252

Grupo Financiero Banorte SAB de CV, Class O	18,330	176,439

Intesa Sanpaolo SpA	564,947	3,664,808

Israel Discount Bank Ltd., Class A	10,101	105,782

Japan Post Bank Co. Ltd.	124,500	1,498,284

JPMorgan Chase & Co.	23,740	7,432,519

KB Financial Group, Inc.	3,697	315,372

Mitsubishi UFJ Financial Group, Inc.	14,400	225,785

Mizuho Financial Group, Inc.	61,600	2,172,440

NatWest Group PLC	63,291	528,257

Security	Shares	Value

Banks (continued)

Nordea Bank Abp	24,572	$434,817

PNC Financial Services Group, Inc. (The)	18,040	3,440,589

Shanghai Commercial & Savings Bank Ltd. (The)	99	124

Societe Generale SA	2,148	149,566

Standard Chartered PLC	19,670	435,684

Sumitomo Mitsui Financial Group, Inc.	120,700	3,652,201

Sumitomo Mitsui Trust Group, Inc.	21,000	610,083

U.S. Bancorp	71,691	3,516,444

UniCredit SpA	40,296	2,999,745

Wells Fargo & Co.	446	38,289

		58,278,900

Beverages — 0.2%

Ambev SA	401,411	1,045,292

Coca-Cola Femsa SAB de CV	11,724	102,647

PepsiCo, Inc.	16,885	2,511,475

		3,659,414

Biotechnology — 0.8%

AbbVie, Inc.	17,670	4,023,459

Alkermes PLC(a)	5,467	161,714

Alnylam Pharmaceuticals, Inc.(a)	249	112,356

Amgen, Inc.	3,868	1,336,239

Argenx SE(a)	112	102,099

Ascendis Pharma A/S, ADR(a)	120	25,480

BeOne Medicines Ltd., Class H(a)	6,600	174,400

BioMarin Pharmaceutical, Inc.(a)	6,486	362,762

CSL Ltd.	1,563	190,744

Exelixis, Inc.(a)	3,642	160,867

Genmab A/S(a)	1,908	613,011

Gilead Sciences, Inc.	14,674	1,846,576

Hugel, Inc.(a)	1,468	228,738

Innovent Biologics, Inc.(a)(b)	51,000	618,241

Insmed, Inc.(a)	150	31,166

Moderna, Inc.(a)	17,855	463,873

Natera, Inc.(a)	2,973	709,982

Neurocrine Biosciences, Inc.(a)	2,675	407,028

PharmaResearch Co. Ltd.	409	130,878

Regeneron Pharmaceuticals, Inc.	1,512	1,179,647

Seegene, Inc.	2,268	39,716

United Therapeutics Corp.(a)	364	176,904

Vertex Pharmaceuticals, Inc.(a)	1,390	602,718

Zai Lab Ltd.(a)	50,800	103,943

		13,802,541

Broadline Retail — 2.2%

Alibaba Group Holding Ltd.	159,600	3,140,099

Amazon.com, Inc.(a)	114,699	26,750,101

Coupang, Inc., Class A(a)	29,081	818,921

eBay, Inc.	28,368	2,348,587

Etsy, Inc.(a)	837	45,382

JD.com, Inc., Class A	26,750	400,154

MercadoLibre, Inc.(a)	1,665	3,449,514

Wesfarmers Ltd.	13,964	749,363

		37,702,121

Capital Markets — 2.0%

Ameriprise Financial, Inc.	2,907	1,324,836

B3 SA - Brasil Bolsa Balcao	464,113	1,310,300

Charles Schwab Corp. (The)	69,582	6,452,339

China International Capital Corp. Ltd., Class A	247,800	1,223,007

CME Group, Inc., Class A	470	132,286

Coinbase Global, Inc., Class A(a)	1,804	492,167

Deutsche Bank AG, Registered Shares	10,735	380,619

Huatai Securities Co. Ltd., Class A	516,000	1,546,162

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)

IG Group Holdings PLC	2,965	$44,481

Intercontinental Exchange, Inc.	9,620	1,513,226

London Stock Exchange Group PLC	4,711	554,921

Macquarie Group Ltd.	8,544	1,103,591

Moody’s Corp.	6,172	3,029,094

Morgan Stanley	52,669	8,935,822

S&P Global, Inc.	10,989	5,481,643

UBS Group AG, Registered Shares	13,101	505,626

		34,030,120

Chemicals — 0.3%

Corteva, Inc.	34,116	2,301,806

DSM-Firmenich AG	14,379	1,182,716

Givaudan SA, Registered Shares	52	219,400

KCC Corp.	855	243,203

LG Chem Ltd.	3,754	956,631

Orica Ltd.	12,314	192,387

Solstice Advanced Materials, Inc.(a)	1	36

Sumitomo Chemical Co. Ltd.	51,900	158,760

Zhejiang NHU Co. Ltd., Class A	39,700	137,112

		5,392,051

Commercial Services & Supplies — 0.1%

Cintas Corp.	5,081	945,168

Waste Management, Inc.	3,470	756,009

		1,701,177

Communications Equipment — 0.4%

Accton Technology Corp.	7,000	229,333

Arcadyan Technology Corp.	43,000	251,178

Arista Networks, Inc.(a)	1,997	260,968

Nokia Oyj	392,709	2,391,646

Sercomm Corp.	22,000	57,884

Telefonaktiebolaget LM Ericsson, B Shares	226,445	2,185,095

WNC Corp.	12,000	39,087

Zhongji Innolight Co. Ltd., Class A	8,900	652,540

		6,067,731

Construction & Engineering — 0.8%

ACS Actividades de Construccion y Servicios SA	3,216	297,654

AECOM	18,616	1,919,868

Comfort Systems U.S.A., Inc.	59	57,639

Eiffage SA	9,600	1,326,507

HDC Hyundai Development Co-Engineering & Construction, Class E	3,726	49,823

Hyundai Engineering & Construction Co. Ltd.	5,339	243,932

MasTec, Inc.(a)	13,842	2,960,527

Obayashi Corp.	63,600	1,296,672

Samsung E & A Co. Ltd.	18,588	323,945

Skanska AB, B Shares	15,343	394,048

Stantec, Inc.	25,214	2,434,884

Sunway Construction Group Bhd	128,600	183,787

United Integrated Services Co. Ltd.	17,000	434,569

Worley Ltd.	160,813	1,406,389

		13,330,244

Construction Materials — 0.0%

Holcim AG(a)	567	53,190

Consumer Finance — 0.4%

Ally Financial, Inc.	596	24,615

American Express Co.	20,320	7,422,286

Gentera SAB de CV	9,291	21,983

		7,468,884

Security	Shares	Value

Consumer Staples Distribution & Retail — 1.1%

Costco Wholesale Corp.	5,410	$4,942,522

Dino Polska SA(a)(b)	5,013	56,076

Dollar General Corp.	822	90,001

E-MART, Inc.	817	43,521

J Sainsbury PLC	14,559	62,095

Koninklijke Ahold Delhaize NV	11,165	462,213

Loblaw Cos. Ltd.	5,866	260,905

Tesco PLC	228,179	1,360,779

Walmart, Inc.	102,038	11,276,219

		18,554,331

Containers & Packaging — 0.0%

Ball Corp.	3,585	177,565

Smurfit WestRock PLC	967	34,512

		212,077

Diversified REITs — 0.0%

British Land Co. PLC (The)	11,827	63,628

Diversified Telecommunication Services — 0.9%

AT&T Inc.	86,747	2,257,157

Deutsche Telekom AG, Registered Shares	192,325	6,202,057

Koninklijke KPN NV	10,201	46,736

Telefonica Brasil SA	74,923	495,196

Verizon Communications, Inc.	140,101	5,759,552

		14,760,698

Electric Utilities — 0.3%

Edison International	23,451	1,381,029

EDP SA	130,581	582,963

Iberdrola SA	26,969	569,258

Korea Electric Power Corp.	2,484	89,326

NextEra Energy, Inc.	5,093	439,475

NRG Energy, Inc.	11,484	1,946,423

		5,008,474

Electrical Equipment — 1.4%

ABB Ltd., Registered Shares	106,213	7,643,490

AMETEK, Inc.	32,763	6,483,470

Bizlink Holding, Inc.	39,504	2,034,822

Contemporary Amperex Technology Co. Ltd., Class A	34,300	1,820,506

LS Corp.	612	74,725

Rockwell Automation, Inc.	190	75,214

Siemens Energy AG(a)	42,652	5,711,202

Sungrow Power Supply Co. Ltd., Class A	7,800	203,118

		24,046,547

Electronic Equipment, Instruments & Components — 0.3%

Chroma ATE, Inc.	102,000	2,669,325

Delta Electronics, Inc.	24,000	715,451

Keysight Technologies, Inc.(a)	4,516	893,942

LG Innotek Co. Ltd.	509	82,331

Murata Manufacturing Co. Ltd.	37,100	763,736

Primax Electronics Ltd.	147,000	386,186

Sinbon Electronics Co. Ltd.	5,000	34,866

Tripod Technology Corp.	6,000	58,677

Zebra Technologies Corp., Class A(a)	1,781	450,148

		6,054,662

Energy Equipment & Services — 0.1%

SLB Ltd.	34,910	1,265,138

Entertainment — 0.5%

NCSoft Corp.	327	46,797

NetEase, Inc.	12,600	348,554

Netflix, Inc.(a)	42,435	4,565,157

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)

ROBLOX Corp., Class A(a)	16,364	$1,555,071

Roku, Inc., Class A(a)	3,720	360,059

Spotify Technology SA(a)	2,352	1,408,542

		8,284,180

Financial Services — 1.1%

Berkshire Hathaway, Inc., Class B(a)	2,645	1,359,027

Block, Inc., Class A(a)	9,385	626,918

Essent Group Ltd.	1,409	88,429

Fidelity National Information Services, Inc.	11,434	752,014

FirstRand Ltd.	18,756	89,506

Fiserv, Inc.(a)	2,153	132,345

Klarna Group PLC(a)(c)	5,738	180,575

Mastercard, Inc., Class A	8,799	4,844,114

ORIX Corp.	45,900	1,254,663

Pagseguro Digital Ltd., Class A	3,991	41,826

Sony Financial Group, Inc.(a)	219,600	207,784

Visa, Inc., Class A	26,862	8,983,727

		18,560,928

Food Products — 0.3%

AVI Ltd.	27,839	168,730

China Mengniu Dairy Co. Ltd.	217,000	420,158

Danone SA	35,393	3,163,915

MBRF Global Foods Co. SA	72,895	265,478

Minerva SA(a)	62,990	73,046

Tingyi Cayman Islands Holding Corp.	66,000	101,307

Uni-President China Holdings Ltd.	113,000	120,194

WH Group Ltd.(b)	433,000	453,452

		4,766,280

Gas Utilities — 0.0%

ENN Energy Holdings Ltd.	15,200	138,954

Ground Transportation — 0.1%

Uber Technologies, Inc.(a)	28,937	2,533,145

Health Care Equipment & Supplies — 0.4%

Boston Scientific Corp.(a)	48,398	4,916,269

Intuitive Surgical, Inc.(a)	2,866	1,643,594

Stryker Corp.	2,361	876,356

Sysmex Corp.	5,900	55,953

Terumo Corp.	2,400	37,427

		7,529,599

Health Care Providers & Services — 0.5%

Cardinal Health, Inc.	4,085	867,082

Centene Corp.(a)	1,513	59,521

Cigna Group (The)	10,042	2,784,446

Elevance Health, Inc.	775	262,152

HCA Healthcare, Inc.	205	104,200

KPJ Healthcare Bhd	292,900	183,802

McKesson Corp.	1,643	1,447,680

Sonic Healthcare Ltd.	22,716	347,304

Tenet Healthcare Corp.(a)	98	21,250

UnitedHealth Group, Inc.	7,257	2,393,141

		8,470,578

Health Care Technology — 0.0%

Pro Medicus Ltd.	577	100,895

Veeva Systems, Inc., Class A(a)	2,445	587,509

		688,404

Hotel & Resort REITs — 0.0%

RLJ Lodging Trust	17	128

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.6%

Airbnb, Inc., Class A(a)	27,666	$3,236,645

Aristocrat Leisure Ltd.	27,988	1,069,718

Booking Holdings, Inc.	795	3,907,179

Chipotle Mexican Grill, Inc.(a)	2,485	85,782

MakeMyTrip Ltd.(a)(c)	20,146	1,438,223

Meituan, Class B(a)(b)	80,670	1,045,754

Trip.com Group Ltd.	581	40,491

		10,823,792

Household Durables — 0.4%

Haier Smart Home Co. Ltd., Class H	6,400	21,949

NVR, Inc.(a)	122	915,889

Panasonic Holdings Corp.	71,400	893,517

Sony Group Corp.	172,100	5,050,032

		6,881,387

Household Products — 0.4%

Procter & Gamble Co. (The)	45,037	6,672,682

Unicharm Corp.	35,100	205,784

		6,878,466

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp. (The)	20,699	291,028

ReNew Energy Global PLC, Class A(a)	86,608	659,087

		950,115

Industrial Conglomerates — 0.6%

CJ Corp.	3,085	369,570

Hanwha Corp.	675	36,554

Hitachi Ltd.	37,500	1,194,223

Honeywell International, Inc.	38,426	7,385,093

Samsung C&T Corp.	980	150,488

Smiths Group PLC	52,119	1,687,245

		10,823,173

Industrial REITs — 0.0%

Prologis, Inc.	2,720	349,602

Insurance — 1.7%

AIA Group Ltd.	716,000	7,457,770

Allianz SE, Registered Shares	3,400	1,467,630

ASR Nederland NV	1,986	134,091

AXA SA	109,627	4,952,705

Dai-ichi Life Holdings, Inc.	69,700	543,790

Fairfax Financial Holdings Ltd.	413	709,853

Hartford Insurance Group, Inc. (The)	24,472	3,353,398

MetLife, Inc.	36,375	2,784,870

NN Group NV	17,873	1,297,033

Ping An Insurance Group Co. of China Ltd., H Shares	85,500	625,725

Principal Financial Group, Inc.	262	22,223

Progressive Corp. (The)	3,024	691,861

Prudential Financial, Inc.	3,880	420,010

Sampo Oyj, A Shares	67,166	789,997

T&D Holdings, Inc.	5,400	117,312

Travelers Cos., Inc. (The)	12,506	3,662,507

		29,030,775

Interactive Media & Services — 3.0%

Alphabet, Inc., Class A	52,129	16,690,663

Alphabet, Inc., Class C, NVS	36,130	11,565,936

Auto Trader Group PLC(b)	87,562	740,470

Meta Platforms, Inc., Class A	18,875	12,230,056

NAVER Corp.	2,483	413,443

REA Group Ltd.	5,466	702,017

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)

Soop Co. Ltd.	782	$36,832

Tencent Holdings Ltd.	117,600	9,291,758

		51,671,175

IT Services — 0.5%

Accenture PLC, Class A	18,637	4,659,250

Fujitsu Ltd.	20,800	551,849

GoDaddy, Inc., Class A(a)	3,028	387,160

International Business Machines Corp.	5,708	1,761,375

Shopify, Inc., Class A(a)	5,549	880,764

VeriSign, Inc.	1,568	395,120

Wix.com Ltd.(a)	3,180	304,358

		8,939,876

Leisure Products — 0.0%

Hasbro, Inc.	1,937	159,996

Life Sciences Tools & Services — 0.0%

QIAGEN NV	1,859	88,738

Machinery — 0.2%

Amada Co. Ltd.	94,100	1,120,275

Caterpillar, Inc.	565	325,304

HD Hyundai Heavy Industries Co. Ltd.(c)	311	113,474

HD Hyundai Mipo Co. Ltd.	161	24,413

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	236	65,923

Hyundai Construction Equipment Co. Ltd.(c)	1,046	66,925

Hyundai Elevator Co. Ltd.	991	58,651

Hyundai Rotem Co. Ltd.	1,711	204,903

Techtronic Industries Co. Ltd.	54,000	635,101

Wartsila Oyj Abp	20,058	651,057

		3,266,026

Marine Transportation — 0.0%

Kuehne + Nagel International AG, Registered Shares(a)	345	69,276

Media — 0.3%

Comcast Corp., Class A	106,091	2,831,569

Fox Corp., Class B	6,494	378,340

Informa PLC	142,452	1,811,438

		5,021,347

Metals & Mining — 1.0%

Aneka Tambang Tbk	578,100	101,032

Anglo American PLC	6,826	256,124

Barrick Mining Corp.	9,699	401,577

Boliden AB(a)	2,452	117,661

Cia Brasileira de Aluminio(a)	118,708	125,650

Endeavour Mining PLC	15,881	735,155

First Quantum Minerals Ltd.(a)	18,361	415,979

Fortescue Ltd.	14,460	203,229

Freeport-McMoRan, Inc.	65,332	2,807,969

Hyundai Steel Co.	15,977	329,152

MP Materials Corp., Class A(a)	2,570	159,211

Newmont Corp.	31,387	2,847,743

Rio Tinto PLC	1,888	135,563

South32 Ltd.	909,088	1,926,311

Vale SA	15,355	193,626

Valterra Platinum Ltd.	1	69

Wheaton Precious Metals Corp.	66,296	7,297,328

		18,053,379

Multi-Utilities — 0.4%

Consolidated Edison, Inc.	36,668	3,680,001

Security	Shares	Value

Multi-Utilities (continued)

E.ON SE, Class N	54,325	$967,650

Engie SA	114,429	2,911,794

		7,559,445

Oil, Gas & Consumable Fuels — 1.7%

Aker BP ASA	17,509	426,607

BP PLC	87,161	523,458

Canadian Natural Resources Ltd.	60,273	2,036,201

Chevron Corp.	50,465	7,626,775

ENEOS Holdings, Inc.	490,500	3,232,546

EOG Resources, Inc.	3,179	342,855

Galp Energia SGPS SA, Class B	2,846	57,214

Repsol SA	113,953	2,111,476

Santos Ltd.	291,297	1,229,459

Shell PLC	199,722	7,339,968

Suncor Energy, Inc.	68,913	3,086,032

TotalEnergies SE	1,888	124,206

Var Energi ASA	232,419	726,824

		28,863,621

Passenger Airlines — 0.2%

Delta Air Lines, Inc.	41,833	2,681,495

International Consolidated Airlines Group SA	133,971	703,233

		3,384,728

Pharmaceuticals — 2.3%

Astellas Pharma, Inc.	58,700	738,118

AstraZeneca PLC	14,775	2,739,417

Bristol-Myers Squibb Co.	72,198	3,552,142

Daiichi Sankyo Co. Ltd.	62,200	1,533,043

Eli Lilly & Co.	5,019	5,397,784

GSK PLC	51,684	1,229,874

Ipsen SA	752	108,571

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	34,000	299,733

Johnson & Johnson	21,315	4,410,500

Novartis AG, Registered Shares	45,749	5,968,418

Ono Pharmaceutical Co. Ltd.	25,600	360,520

Pfizer, Inc.	297,972	7,669,799

Sanofi SA	19,855	1,980,287

Sino Biopharmaceutical Ltd.	145,000	131,814

Takeda Pharmaceutical Co. Ltd.	116,500	3,358,958

Zoetis, Inc., Class A	7,931	1,016,596

		40,495,574

Professional Services — 0.5%

Bureau Veritas SA	1,318	42,168

ExlService Holdings, Inc.(a)	1,473	58,522

Experian PLC	54,163	2,380,214

Intertek Group PLC	22,925	1,402,743

Recruit Holdings Co. Ltd.	60,500	3,094,351

Thomson Reuters Corp.	10,899	1,475,376

		8,453,374

Real Estate Management & Development — 0.1%

LEG Immobilien SE	3,076	231,096

Mitsui Fudosan Co. Ltd.	194,500	2,284,505

		2,515,601

Residential REITs — 0.0%

Canadian Apartment Properties REIT	1,990	54,184

Invitation Homes, Inc.	11,752	331,406

		385,590

Retail REITs — 0.1%

Kimco Realty Corp.	70,011	1,446,427

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)

Klepierre SA	2,407	$93,700

Link REIT	16,300	77,420

RioCan REIT	64,608	876,111

		2,493,658

Semiconductors & Semiconductor Equipment — 5.9%

Advanced Micro Devices, Inc.(a)	18,825	4,095,002

Analog Devices, Inc.	4,469	1,185,804

ASE Technology Holding Co. Ltd.	91,000	667,502

ASMedia Technology, Inc.	1,000	41,400

ASML Holding NV	1,462	1,546,289

ASPEED Technology, Inc.	9,000	2,109,924

Bestechnic Shanghai Co. Ltd., Class A	6,118	198,512

Broadcom, Inc.	39,113	15,760,975

Elan Microelectronics Corp.	72,000	305,712

Intel Corp.(a)	45,991	1,865,395

King Yuan Electronics Co. Ltd.	136,000	996,138

Lam Research Corp.	30,293	4,725,708

Marvell Technology, Inc.	779	69,643

MediaTek, Inc.	57,000	2,540,088

Micron Technology, Inc.	11,875	2,808,200

Nanya Technology Corp.(a)	82,000	383,425

NVIDIA Corp.	255,584	45,238,368

OmniVision Integrated Circuits Group, Inc., Class A	1,300	22,065

Parade Technologies Ltd.	20,000	422,630

Phison Electronics Corp.	43,000	1,545,354

QUALCOMM, Inc.	373	62,698

Realtek Semiconductor Corp.	17,000	282,900

Rockchip Electronics Co. Ltd., Class A	24,900	650,041

SK hynix, Inc.	1,653	598,748

Skyworks Solutions, Inc.	895	59,025

Taiwan Semiconductor Manufacturing Co. Ltd.	232,000	10,696,681

Texas Instruments, Inc.	3,354	564,378

Tokyo Electron Ltd.	13,200	2,698,577

		102,141,182

Software — 3.7%

Adobe, Inc.(a)	11,722	3,752,564

Autodesk, Inc.(a)	924	280,286

Dropbox, Inc., Class A(a)	22,767	680,278

Elastic NV(a)	11,077	781,261

Intuit, Inc.	6,451	4,090,450

Microsoft Corp.	78,860	38,799,909

Nice Ltd.(a)	3,085	322,837

Oracle Corp.	12,353	2,494,688

Palantir Technologies, Inc., Class A(a)	22,092	3,721,397

Rubrik, Inc., Class A(a)	1,110	76,945

Salesforce, Inc.	10,756	2,479,688

SAP SE	7,116	1,717,874

ServiceNow, Inc.(a)	4,904	3,984,059

Xero Ltd.(a)	4,332	347,627

		63,529,863

Specialized REITs — 0.3%

American Tower Corp.	12,455	2,257,718

Digital Realty Trust, Inc.	3,539	566,665

Equinix, Inc.	4,256	3,206,087

		6,030,470

Specialty Retail — 0.4%

JB Hi-Fi Ltd.	5,060	325,681

Lojas Renner SA	810,089	2,408,481

Pop Mart International Group Ltd.(b)	15,800	458,524

Security	Shares		Value

Specialty Retail (continued)

TJX Cos., Inc. (The)		21,879	$3,323,858

Ultrapar Participacoes SA		145,780	602,199

			7,118,743

Technology Hardware, Storage & Peripherals — 3.0%

Apple Inc.		159,657	44,520,355

Chicony Electronics Co. Ltd.		67,000	256,539

Dell Technologies, Inc., Class C		4,981	664,216

Lenovo Group Ltd.		314,000	393,223

Samsung Electronics Co. Ltd.		52,761	3,623,776

Xiaomi Corp., Class B(a)(b)		308,800	1,641,498

			51,099,607

Textiles, Apparel & Luxury Goods — 0.3%

Bosideng International Holdings Ltd.		256,000	163,407

Hermes International SCA		350	854,120

Makalot Industrial Co. Ltd.		27,640	279,250

Pandora A/S		1,281	153,292

Tapestry, Inc.		26,667	2,914,170

			4,364,239

Tobacco — 0.3%

Altria Group, Inc.		50,053	2,953,628

Imperial Brands PLC		14,192	602,886

Japan Tobacco, Inc.		37,300	1,403,058

			4,959,572

Trading Companies & Distributors — 0.0%

Sumitomo Corp.		11,600	364,377

Water Utilities — 0.0%

Guangdong Investment Ltd.		32,000	30,774

United Utilities Group PLC		36,223	593,209

			623,983

Wireless Telecommunication Services — 0.3%

MTN Group Ltd.		70,034	647,299

SK Telecom Co. Ltd.		15,303	558,178

SoftBank Corp.		572,500	819,086

SoftBank Group Corp.		2,500	268,902

Tele2 AB, B Shares		12,576	200,368

T-Mobile U.S., Inc.		9,517	1,989,148

Vodafone Group PLC		846,641	1,054,357

			5,537,338

Total Common Stocks — 48.8%

(Cost: $527,517,254)			844,515,285

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.1%

Bombardier, Inc.

7.25%, 07/01/31(b)	USD	88	93,735

6.75%, 06/15/33(b)		241	254,157

General Electric Co., 4.90%, 01/29/36		335	343,746

TransDigm, Inc.
7.13%, 12/01/31(b)		166	174,033
6.63%, 03/01/32(b)		59	61,323
6.38%, 05/31/33(b)		311	318,774
6.25%, 01/31/34(b)		15	15,553
6.75%, 01/31/34(b)		40	41,793

			1,303,114

Automobile Components — 0.0%

Belron UK Finance PLC, 5.75%, 10/15/29(b)		200	203,386

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Automobile Components (continued)

Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(b)	USD	200	$211,321

IHO Verwaltungs GmbH
(7.75% Cash or 8.50% PIK), 7.75%, 11/15/30(b)(d)		33	34,386
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(b)(d)		25	26,044

Patrick Industries, Inc., 6.38%, 11/01/32(b)		69	70,669

Phinia, Inc., 6.63%, 10/15/32(b)		61	63,151

			608,957

Automobiles — 0.1%

Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		179	158,310

Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	981,497

New Flyer Holdings, Inc., 9.25%, 07/01/30(b)		238	254,902

Nissan Motor Acceptance Co. LLC

6.95%, 09/15/26(b)		52	52,585

5.63%, 09/29/28(b)		45	44,886

6.13%, 09/30/30(b)		150	148,658

Nissan Motor Co. Ltd.

7.50%, 07/17/30(b)		305	318,356

7.75%, 07/17/32(b)		175	183,967

8.13%, 07/17/35(b)		70	73,990

			2,217,151

Banks — 3.1%

Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,800	1,858,887

Banco Santander SA

4.18%, 03/24/28		1,000	999,145

5.59%, 08/08/28		1,800	1,867,244

6.61%, 11/07/28		1,600	1,707,950

Bank of America Corp.

2.55%, 02/04/28		1,150	1,129,606

3.19%, 07/23/30		370	358,255

2.50%, 02/13/31		150	140,171

2.69%, 04/22/32		1,200	1,104,792

4.57%, 04/27/33		1,300	1,305,377

5.51%, 01/24/36		1,165	1,229,577

5.74%, 02/12/36		690	725,233

Bank of Montreal, 5.20%, 02/01/28		1,180	1,210,483

Citigroup, Inc.

2.67%, 01/29/31		1,550	1,452,712

4.41%, 03/31/31		1,670	1,675,392

2.57%, 06/03/31		2,140	1,985,294

3.79%, 03/17/33		1,570	1,503,945

Fifth Third Bancorp, 6.34%, 07/27/29		90	94,828

HSBC Holdings PLC

5.87%, 11/18/35		640	671,142

5.45%, 03/03/36		500	519,159

5.79%, 05/13/36		4,400	4,672,732

ING Groep NV, 4.02%, 03/28/28		2,300	2,296,593

JPMorgan Chase & Co.

4.85%, 07/25/28		1,410	1,428,725

2.52%, 04/22/31		2,000	1,867,802

2.96%, 05/13/31		2,595	2,450,010

1.76%, 11/19/31		505	449,649

2.96%, 01/25/33		790	729,125

5.35%, 06/01/34		872	915,416

Mitsubishi UFJ Financial Group, Inc., 2.34%, 01/19/28		1,250	1,225,827

Mizuho Financial Group, Inc., 1.55%, 07/09/27		1,850	1,821,277

Morgan Stanley Bank N.A., 4.45%, 10/15/27		900	902,953

Security	Par (000)		Value

Banks (continued)

PNC Financial Services Group, Inc. (The)

5.30%, 01/21/28	USD	610	$618,298

5.37%, 07/21/36		285	295,240

Royal Bank of Canada, 5.20%, 08/01/28		1,460	1,507,104

Santander Holdings U.S.A., Inc.

6.50%, 03/09/29		2,670	2,783,802

6.57%, 06/12/29		890	931,194

6.34%, 05/31/35		1,060	1,139,100

Santander UK Group Holdings PLC, 6.53%, 01/10/29		2,420	2,531,536

Sumitomo Mitsui Financial Group, Inc., 1.90%, 09/17/28		1,310	1,236,995

Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27		1,310	1,282,462

U.S. Bancorp

5.68%, 01/23/35		130	138,210

5.42%, 02/12/36		850	888,764

			53,652,006

Beverages — 0.6%

Coca-Cola Co. (The)

3.00%, 03/05/51		5,180	3,544,824

2.50%, 03/15/51		770	473,384

5.20%, 01/14/55		303	298,803

Diageo Capital PLC

2.00%, 04/29/30		1,820	1,664,166

2.13%, 04/29/32		960	837,323

5.50%, 01/24/33		3,930	4,169,649

			10,988,149

Biotechnology — 0.3%

Amgen, Inc., 2.20%, 02/21/27		650	635,818

Gilead Sciences, Inc.

5.25%, 10/15/33		570	601,848

5.55%, 10/15/53		720	732,792

Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		4,076	3,639,147

			5,609,605

Broadline Retail — 0.1%

Kohl’s Corp., 10.00%, 06/01/30(b)		139	152,088

Macy’s Retail Holdings LLC, 7.38%, 08/01/33(b)		75	78,913

Nordstrom, Inc.

4.38%, 04/01/30		74	69,559

5.00%, 01/15/44		72	54,174

QVC, Inc., 6.88%, 04/15/29(b)		219	90,606

Rakuten Group, Inc.

11.25%, 02/15/27(b)		200	214,248

9.75%, 04/15/29(b)		300	333,357

			992,945

Building Products — 0.1%

Carlisle Cos., Inc., 5.55%, 09/15/40		270	274,498

Owens Corning

3.40%, 08/15/26		350	348,022

4.30%, 07/15/47		1,430	1,178,936

			1,801,456

Capital Markets — 1.6%

Ares Capital Corp.

2.88%, 06/15/27		520	507,683

2.88%, 06/15/28		680	649,047

5.10%, 01/15/31		100	98,842

Bank of New York Mellon Corp. (The), 4.71%, 02/01/34		630	637,284

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)

Charles Schwab Corp. (The), 4.91%, 11/14/36	USD	480	$480,870

Deutsche Bank AG

5.71%, 02/08/28		260	264,307

6.82%, 11/20/29		190	203,039

5.40%, 09/11/35		621	636,311

FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,946,522

Freedom Mortgage Corp., 12.25%, 10/01/30(b)		76	84,358

FS KKR Capital Corp.

2.63%, 01/15/27		445	431,685

3.13%, 10/12/28		1,130	1,045,734

6.13%, 01/15/30		395	392,523

Goldman Sachs Group, Inc. (The)

2.60%, 02/07/30		1,220	1,146,160

1.99%, 01/27/32		366	326,016

2.62%, 04/22/32		469	428,944

2.38%, 07/21/32		4,045	3,637,336

3.10%, 02/24/33		1,095	1,013,465

4.02%, 10/31/38		442	401,641

Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		140	146,423

LPL Holdings, Inc., 5.65%, 03/15/35		830	850,862

Morgan Stanley

2.48%, 01/21/28		950	932,390

2.70%, 01/22/31		205	192,598

1.79%, 02/13/32		3,020	2,661,671

2.51%, 10/20/32		1,355	1,220,160

5.25%, 04/21/34		1,245	1,292,522

5.42%, 07/21/34		2,585	2,709,711

MSCI, Inc., 5.15%, 03/15/36		645	644,214

Osaic Holdings, Inc.

6.75%, 08/01/32(b)		25	25,893

8.00%, 08/01/33(b)		10	10,298

StoneX Escrow Issuer LLC, 6.88%, 07/15/32(b)		80	82,808

StoneX Group, Inc., 7.88%, 03/01/31(b)		203	215,011

UBS AG, 1.25%, 08/07/26		430	422,645

UBS Group AG, 3.09%, 05/14/32(b)		200	186,437

VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		116	121,744

			27,047,154

Chemicals — 0.1%

Ecolab, Inc., 2.70%, 12/15/51		760	478,388

NOVA Chemicals Corp., 9.00%, 02/15/30(b)		28	29,958

Rain Carbon, Inc., 12.25%, 09/01/29(b)		93	95,965

Sherwin-Williams Co. (The), 5.15%, 08/15/35		1,220	1,250,053

SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)		212	208,650

			2,063,014

Commercial Services & Supplies — 0.1%

ADT Security Corp. (The), 5.88%, 10/15/33(b)		130	131,944

Deluxe Corp.

8.00%, 06/01/29(b)		28	28,318

8.13%, 09/15/29(b)		94	99,016

Pitney Bowes, Inc.

6.88%, 03/15/27(b)		7	7,018

7.25%, 03/15/29(b)		69	69,288

Republic Services, Inc.

4.75%, 07/15/30		120	123,211

5.20%, 11/15/34		495	516,526

Waste Connections, Inc., 5.25%, 09/01/35		945	986,054

Waste Management, Inc., 5.35%, 10/15/54		544	540,079

			2,501,454

Security	Par (000)		Value

Communications Equipment — 0.3%

Cisco Systems, Inc.

4.95%, 02/24/32	USD	90	$93,504

5.30%, 02/26/54		325	318,508

CommScope LLC

8.25%, 03/01/27(b)		97	97,212

9.50%, 12/15/31(b)		147	149,126

Motorola Solutions, Inc.

2.30%, 11/15/30		600	544,232

2.75%, 05/24/31		1,990	1,821,786

5.60%, 06/01/32		1,250	1,317,319

5.40%, 04/15/34		720	744,875

Viasat, Inc.

6.50%, 07/15/28(b)		192	187,479

7.50%, 05/30/31(b)		293	277,783

			5,551,824

Construction & Engineering — 0.3%

AECOM, 6.00%, 08/01/33(b)		54	55,509

Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)		48	46,746

HTA Group Ltd., 7.50%, 06/04/29(b)		200	207,376

Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,898,400

Tutor Perini Corp., 11.88%, 04/30/29(b)		127	141,211

			4,349,242

Construction Materials — 0.1%

CRH America Finance, Inc., 5.50%, 01/09/35		1,050	1,101,992

Martin Marietta Materials, Inc., 5.15%, 12/01/34		530	544,496

			1,646,488

Consumer Finance — 0.8%

Ally Financial, Inc., 6.65%, 01/17/40		23	23,108

American Express Co.

2.55%, 03/04/27		700	688,657

5.28%, 07/27/29		1,020	1,052,095

5.04%, 05/01/34		450	464,646

5.63%, 07/28/34		160	168,181

5.44%, 01/30/36		290	303,273

4.80%, 10/24/36		585	582,067

Atlanticus Holdings Corp., 9.75%, 09/01/30(b)		126	121,733

Bread Financial Holdings, Inc., 6.75%, 05/15/31(b)		85	86,775

Burford Capital Global Finance LLC

6.88%, 04/15/30(b)		35	34,421

9.25%, 07/01/31(b)		156	162,103

Capital One Financial Corp.

7.62%, 10/30/31		3,250	3,677,561

5.27%, 05/10/33		340	349,167

5.82%, 02/01/34		700	736,940

7.96%, 11/02/34		1,700	2,012,432

Credit Acceptance Corp.

9.25%, 12/15/28(b)		153	160,556

6.63%, 03/15/30(b)		90	89,346

Enova International, Inc., 9.13%, 08/01/29(b)		174	183,814

EZCORP, Inc., 7.38%, 04/01/32(b)		45	47,176

goeasy Ltd.

9.25%, 12/01/28(b)		121	124,607

7.63%, 07/01/29(b)		120	118,985

7.38%, 10/01/30(b)		95	91,945

OneMain Finance Corp.

6.63%, 01/15/28		174	178,453

6.63%, 05/15/29		104	107,616

7.88%, 03/15/30		173	183,105

7.50%, 05/15/31		178	186,994

SLM Corp., 6.50%, 01/31/30		100	104,234

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)

Synchrony Financial

2.88%, 10/28/31	USD	2,180	$1,950,961

7.25%, 02/02/33		229	245,336

			14,236,287

Consumer Staples Distribution & Retail — 0.1%

Kroger Co. (The), 5.00%, 09/15/34		365	370,850

U.S. Foods, Inc.

7.25%, 01/15/32(b)		177	186,488

5.75%, 04/15/33(b)		123	125,214

United Natural Foods, Inc., 6.75%, 10/15/28(b)		216	216,135

Walmart, Inc., 4.90%, 04/28/35		1,490	1,545,013

			2,443,700

Diversified Consumer Services — 0.0%

Adtalem Global Education, Inc., 5.50%, 03/01/28(b)		42	41,905

Graham Holdings Co., 5.63%, 12/01/33(b)		200	200,235

United Rentals North America, Inc., 11/15/33(b)(e)		135	135,310

			377,450

Diversified REITs — 0.2%

American Tower Corp.

1.45%, 09/15/26		425	416,321

5.80%, 11/15/28		25	26,100

Crown Castle, Inc., 3.65%, 09/01/27		900	891,595

Equinix, Inc., 1.45%, 05/15/26		1,000	987,606

GLP Capital LP/GLP Financing II, Inc.

5.75%, 11/01/37		246	245,754

6.25%, 09/15/54		162	162,195

VICI Properties LP, 5.13%, 05/15/32		552	556,756

			3,286,327

Diversified Telecommunication Services — 0.2%

APLD ComputeCo LLC, 9.25%, 12/15/30(b)		350	337,312

Cipher Compute LLC, 7.13%, 11/15/30(b)		50	50,797

Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		266	282,492

GCI LLC, 4.75%, 10/15/28(b)		100	96,904

Koninklijke KPN NV, 8.38%, 10/01/30		450	528,355

Level 3 Financing, Inc.

4.25%, 07/01/28(b)		147	138,915

4.50%, 04/01/30(b)		60	55,275

6.88%, 06/30/33(b)		275	280,056

7.00%, 03/31/34(b)		125	128,030

Telecom Italia Capital SA

6.00%, 09/30/34		62	63,681

7.20%, 07/18/36		81	88,082

7.72%, 06/04/38		152	168,241

Verizon Communications, Inc., 5.88%, 11/30/55		195	196,813

Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		124	128,742

WULF Compute LLC, 7.75%, 10/15/30(b)		183	189,207

			2,732,902

Electric Utilities — 0.7%

Alpha Generation LLC, 6.25%, 01/15/34(b)		85	85,133

Avangrid, Inc., 3.80%, 06/01/29		500	493,659

Baltimore Gas & Electric Co., 5.40%, 06/01/53		177	173,468

Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,632,403

Eversource Energy

2.90%, 03/01/27		1,000	983,696

3.38%, 03/01/32		750	695,065

Series U, 1.40%, 08/15/26		200	196,074

Security	Par (000)		Value

Electric Utilities (continued)

Exelon Corp.

2.75%, 03/15/27	USD	550	$540,230

3.35%, 03/15/32		350	328,389

5.45%, 03/15/34		270	282,668

Hawaiian Electric Co., Inc., 6.00%, 10/01/33(b)		13	13,163

NRG Energy, Inc.

6.25%, 11/01/34(b)		70	72,137

6.00%, 01/15/36(b)		85	86,325

NSTAR Electric Co.

3.25%, 05/15/29		1,000	971,520

3.95%, 04/01/30		1,000	990,377

Public Service Co. of New Hampshire, 5.15%, 01/15/53		360	340,075

Public Service Electric & Gas Co., 5.20%, 08/01/33		2,410	2,514,988

Talen Energy Supply LLC

6.25%, 02/01/34(b)		165	168,122

6.50%, 02/01/36(b)		180	186,099

Tampa Electric Co., 5.15%, 03/01/35		670	684,543

Vistra Operations Co. LLC, 7.75%, 10/15/31(b)		86	91,348

			11,529,482

Electrical Equipment — 0.1%

NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	880,455

WESCO Distribution, Inc., 6.38%, 03/15/33(b)		105	109,816

			990,271

Electronic Equipment, Instruments & Components — 0.2%

Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	44,519

Arrow Electronics, Inc., 5.88%, 04/10/34		717	749,633

Keysight Technologies, Inc.

4.60%, 04/06/27		1,250	1,255,383

3.00%, 10/30/29		1,150	1,099,272

4.95%, 10/15/34		95	96,235

			3,245,042

Energy Equipment & Services — 0.3%

Chevron U.S.A., Inc., 4.98%, 04/15/35		1,905	1,963,536

Kodiak Gas Services LLC

6.50%, 10/01/33(b)		40	40,802

6.75%, 10/01/35(b)		40	41,099

Nabors Industries, Inc.

9.13%, 01/31/30(b)		186	195,010

8.88%, 08/15/31(b)		135	131,828

7.63%, 11/15/32(b)		67	64,964

Pentair Finance S.a.r.l.

4.50%, 07/01/29		1,580	1,590,647

5.90%, 07/15/32		740	787,438

Tidewater, Inc., 9.13%, 07/15/30(b)		234	250,171

Valaris Ltd., 8.38%, 04/30/30(b)		258	269,162

Venture Global LNG, Inc.

9.50%, 02/01/29(b)		100	105,467

9.88%, 02/01/32(b)		93	96,825

Viridien, 10.00%, 10/15/30(b)		100	105,417

Weatherford International Ltd., 6.75%, 10/15/33(b)		50	51,174

			5,693,540

Entertainment — 0.0%

Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(b)		81	79,936

Financial Services — 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34		1,140	1,139,937

Coinbase Global, Inc., 3.38%, 10/01/28(b)		188	177,786

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)

Freedom Mortgage Holdings LLC

9.25%, 02/01/29(b)	USD	125	$131,047

9.13%, 05/15/31(b)		125	133,751

8.38%, 04/01/32(b)		35	36,765

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.75%, 01/15/29		185	186,380

10.00%, 11/15/29(b)		221	222,243

9.00%, 06/15/30		65	62,833

MGIC Investment Corp., 5.25%, 08/15/28		2,930	2,930,051

PennyMac Financial Services, Inc.

7.88%, 12/15/29(b)		28	29,865

7.13%, 11/15/30(b)		110	115,454

6.88%, 05/15/32(b)		180	187,910

6.88%, 02/15/33(b)		125	130,107

6.75%, 02/15/34(b)		35	36,065

RELX Capital, Inc., 5.25%, 03/27/35		110	114,354

Rocket Cos., Inc.

6.50%, 08/01/29(b)		120	124,475

6.13%, 08/01/30(b)		95	98,616

7.13%, 02/01/32(b)		69	72,545

6.38%, 08/01/33(b)		105	109,953

UWM Holdings LLC

6.63%, 02/01/30(b)		139	141,252

6.25%, 03/15/31(b)		110	110,486

			6,291,875

Food Products — 0.2%

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/29(b)		145	156,229

Kellanova

3.40%, 11/15/27		670	663,720

4.30%, 05/15/28		3,000	3,020,306

Post Holdings, Inc.

6.38%, 03/01/33(b)		157	158,910

6.25%, 10/15/34(b)		93	94,455

			4,093,620

Gas Utilities — 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.

5.75%, 05/20/27		30	30,117

9.38%, 06/01/28(b)		107	111,085

9.50%, 06/01/30(b)		85	90,083

National Fuel Gas Co., 5.95%, 03/15/35		2,035	2,142,156

ONE Gas, Inc., 4.25%, 09/01/32		155	153,503

			2,526,944

Ground Transportation — 0.1%

Canadian National Railway Co., 3.85%, 08/05/32		575	558,491

CSX Corp., 4.90%, 03/15/55		60	54,900

Hertz Corp. (The), 12.63%, 07/15/29(b)		53	52,952

Ryder System, Inc., 6.30%, 12/01/28		1,120	1,187,801

Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)		124	131,054

			1,985,198

Health Care Equipment & Supplies — 0.0%

Bausch + Lomb Corp., 8.38%, 10/01/28(b)		194	202,245

Insulet Corp., 6.50%, 04/01/33(b)		185	193,224

Zimmer Biomet Holdings, Inc.

4.70%, 02/19/27		40	40,269

5.35%, 12/01/28		140	144,886

			580,624

Health Care Providers & Services — 1.3%

Cardinal Health, Inc., 5.35%, 11/15/34		740	766,736

Security	Par (000)		Value

Health Care Providers & Services (continued)

Cencora, Inc.

2.70%, 03/15/31	USD	2,050	$1,896,724

4.30%, 12/15/47		1,280	1,080,327

Cigna Group (The)

4.38%, 10/15/28		990	999,849

5.25%, 02/15/34		590	610,987

CVS Health Corp.

5.00%, 09/15/32		300	307,422

5.45%, 09/15/35		600	619,325

DaVita, Inc.

6.88%, 09/01/32(b)		102	106,134

6.75%, 07/15/33(b)		75	77,934

Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		136	136,517

HCA, Inc.

5.25%, 06/15/26		850	850,653

3.13%, 03/15/27		440	434,222

5.20%, 06/01/28		590	605,014

5.45%, 04/01/31		780	815,898

3.63%, 03/15/32		1,129	1,070,926

5.60%, 04/01/34		985	1,032,670

5.45%, 09/15/34		165	171,270

5.90%, 06/01/53		330	329,670

Icon Investments Six DAC, 6.00%, 05/08/34		2,380	2,519,592

McKesson Corp., 5.10%, 07/15/33		2,750	2,861,567

MPH Acquisition Holdings LLC, (6.50% Cash and 5.00% PIK), 11.50%, 12/31/30(b)(d)		151	162,051

Quest Diagnostics, Inc.

4.60%, 12/15/27		980	991,938

4.63%, 12/15/29		1,200	1,221,286

Tenet Healthcare Corp., 6.13%, 10/01/28		46	46,199

UnitedHealth Group, Inc.

4.90%, 04/15/31		420	432,490

4.50%, 04/15/33		640	638,787

5.88%, 02/15/53		200	206,237

5.05%, 04/15/53		1,100	1,014,685

			22,007,110

Health Care REITs — 0.2%

Diversified Healthcare Trust

4.75%, 02/15/28		124	118,932

7.25%, 10/15/30(b)		20	20,330

4.38%, 03/01/31		159	139,941

MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27		151	145,934

Ventas Realty LP, 5.10%, 07/15/32		900	925,270

Welltower OP LLC, 4.50%, 07/01/30		1,250	1,266,684

			2,617,091

Hotels, Restaurants & Leisure — 0.1%

Brinker International, Inc., 8.25%, 07/15/30(b)		38	40,316

Darden Restaurants, Inc.

4.35%, 10/15/27		305	306,319

4.55%, 10/15/29		305	307,472

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)		126	130,266

Hyatt Hotels Corp., 5.38%, 12/15/31		40	41,185

Life Time, Inc., 6.00%, 11/15/31(b)		122	124,414

Light & Wonder International, Inc.

7.25%, 11/15/29(b)		120	123,246

7.50%, 09/01/31(b)		176	184,415

6.25%, 10/01/33(b)		60	60,369

Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		35	35,895

Viking Cruises Ltd.

7.00%, 02/15/29(b)		100	100,512

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)

Viking Cruises Ltd.

9.13%, 07/15/31(b)	USD	108	$115,857

5.88%, 10/15/33(b)		68	69,103

			1,639,369

Household Durables — 0.4%

Century Communities, Inc., 6.63%, 09/15/33(b)		55	55,773

DR Horton, Inc., 5.50%, 10/15/35		898	939,495

NVR, Inc., 3.00%, 05/15/30		1,930	1,835,722

PulteGroup, Inc.

5.00%, 01/15/27		1,630	1,642,667

6.38%, 05/15/33		890	978,678

Sekisui House U.S., Inc., 3.97%, 08/06/61		360	247,857

Somnigroup International, Inc., 4.00%, 04/15/29(b)		80	77,896

Toll Brothers Finance Corp., 5.60%, 06/15/35		491	507,746

Whirlpool Corp.

6.13%, 06/15/30		60	60,603

4.50%, 06/01/46		42	32,312

4.60%, 05/15/50		42	32,103

			6,410,852

Household Products — 0.1%

Colgate-Palmolive Co., 3.25%, 08/15/32		50	47,446

Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,890,968

			1,938,414

Industrial Conglomerates — 0.4%

3M Co., 2.38%, 08/26/29		1,330	1,253,275

Honeywell International, Inc., 5.35%, 03/01/64		300	292,458

Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,576,733

			6,122,466

Insurance — 0.6%

Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)		45	46,092

Allstate Corp. (The), 3.85%, 08/10/49		510	396,673

American International Group, Inc., 4.85%, 05/07/30		420	430,095

Assurant, Inc., 5.55%, 02/15/36		265	269,637

Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		124	128,724

CNA Financial Corp., 5.20%, 08/15/35		400	404,021

Markel Group, Inc., 6.00%, 05/16/54		368	378,895

Marsh & McLennan Cos., Inc.

5.15%, 03/15/34		1,300	1,347,652

5.45%, 03/15/53		800	785,604

5.70%, 09/15/53		1,030	1,054,693

Progressive Corp. (The), 4.95%, 06/15/33		2,060	2,122,835

Stewart Information Services Corp., 3.60%, 11/15/31		618	553,805

Willis North America, Inc.

4.65%, 06/15/27		570	573,988

5.35%, 05/15/33		730	758,044

5.90%, 03/05/54		770	781,499

			10,032,257

Interactive Media & Services — 0.2%

Alphabet, Inc., 4.50%, 05/15/35		1,800	1,812,007

Getty Images, Inc., 10.50%, 11/15/30(b)		185	189,021

GrubHub Holdings, Inc., (13.00% Cash or 7.00% PIK), 13.00%, 07/31/30(b)(d)		97	82,286

Match Group Holdings II LLC, 6.13%, 09/15/33(b)		165	167,317

Security	Par (000)		Value

Interactive Media & Services (continued)

Meta Platforms, Inc.

4.60%, 11/15/32	USD	155	$157,317

5.63%, 11/15/55		325	324,177

Snap, Inc., 6.88%, 03/01/33(b)		241	248,263

			2,980,388

IT Services — 1.0%

Accenture Capital, Inc., 4.50%, 10/04/34		80	79,418

Automatic Data Processing, Inc.

1.70%, 05/15/28		5,380	5,123,901

4.75%, 05/08/32		590	606,364

CGI, Inc., 2.30%, 09/14/31		2,370	2,104,887

Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(b)		97	96,066

CoreWeave, Inc.

9.25%, 06/01/30(b)		453	417,940

9.00%, 02/01/31(b)		187	169,215

IBM International Capital Pte Ltd.

4.90%, 02/05/34		2,550	2,600,645

5.30%, 02/05/54		1,540	1,467,596

International Business Machines Corp., 2.20%, 02/09/27		750	735,144

Mastercard, Inc.

2.00%, 11/18/31		1,450	1,291,081

3.85%, 03/26/50		1,290	1,034,726

Sabre GLBL, Inc., 11.25%, 12/15/27(b)		55	56,513

VeriSign, Inc., 5.25%, 06/01/32		205	210,756

Visa, Inc., 3.65%, 09/15/47		630	500,354

			16,494,606

Leisure Products — 0.0%

Acushnet Co., 5.63%, 12/01/33(b)		60	60,466

Amer Sports Co., 6.75%, 02/16/31(b)		175	182,530

			242,996

Machinery — 0.1%

Cummins, Inc., 4.90%, 02/20/29		570	587,477

Enpro, Inc., 6.13%, 06/01/33(b)		35	36,155

Manitowoc Co., Inc. (The), 9.25%, 10/01/31(b)		18	19,125

Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35		452	473,577

			1,116,334

Media — 0.3%

AMC Networks, Inc.

10.25%, 01/15/29(b)		240	251,782

4.25%, 02/15/29		50	43,901

10.50%, 07/15/32(b)		180	192,826

CCO Holdings LLC/CCO Holdings Capital Corp.

6.38%, 09/01/29(b)		30	30,433

7.38%, 03/01/31(b)		353	360,184

4.50%, 05/01/32		69	62,160

Clear Channel Outdoor Holdings, Inc.

7.75%, 04/15/28(b)		60	60,017

7.50%, 06/01/29(b)		64	63,305

7.13%, 02/15/31(b)		54	56,204

CSC Holdings LLC

5.50%, 04/15/27(b)		110	94,917

11.25%, 05/15/28(b)		110	85,325

DirecTV Financing LLC, 8.88%, 02/01/30(b)		100	98,915

DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc.

5.88%, 08/15/27(b)		51	51,015

10.00%, 02/15/31(b)		68	67,546

Discovery Communications LLC, 5.00%, 09/20/37		90	76,554

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)

DISH DBS Corp.

7.38%, 07/01/28	USD	136	$126,779

5.75%, 12/01/28(b)		131	126,591

EchoStar Corp.

10.75%, 11/30/29		282	310,905

(6.75% PIK), 6.75%, 11/30/30(d)		313	325,063

EW Scripps Co. (The), 9.88%, 08/15/30(b)		125	125,970

Fox Corp., 5.58%, 01/25/49		300	292,594

Gray Media, Inc., 9.63%, 07/15/32(b)		20	20,728

iHeartCommunications, Inc.

9.13%, 05/01/29(b)		281	260,015

10.88%, 05/01/30(b)		240	197,505

Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		500	499,876

Nexstar Media, Inc., 4.75%, 11/01/28(b)		157	155,697

Paramount Global, 4.20%, 05/19/32		160	149,009

Sinclair Television Group, Inc.

5.50%, 03/01/30(b)		54	47,655

4.38%, 12/31/32(b)		120	93,000

8.13%, 02/15/33(b)		75	78,133

Sirius XM Radio LLC, 4.13%, 07/01/30(b)		67	63,440

TEGNA, Inc., 5.00%, 09/15/29		7	6,935

Versant Media Group, Inc., 7.25%, 01/30/31(b)		25	25,685

Warnermedia Holdings, Inc.

4.05%, 03/15/29		65	63,049

4.28%, 03/15/32		141	128,839

5.05%, 03/15/42		185	147,976

5.14%, 03/15/52		86	64,328

			4,904,856

Metals & Mining — 0.1%

Century Aluminum Co., 6.88%, 08/01/32(b)		122	123,969

Champion Iron Canada, Inc., 7.88%, 07/15/32(b)		90	94,782

Cleveland-Cliffs, Inc., 7.63%, 01/15/34(b)		180	186,772

Commercial Metals Co.

5.75%, 11/15/33(b)		55	56,245

6.00%, 12/15/35(b)		110	112,054

Eldorado Gold Corp., 6.25%, 09/01/29(b)		123	123,615

Fortescue Treasury Pty Ltd., 6.13%, 04/15/32(b)		121	126,297

Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)		179	183,609

Kaiser Aluminum Corp., 5.88%, 03/01/34(b)		85	84,719

Mineral Resources Ltd., 7.00%, 04/01/31(b)		190	197,481

New Gold, Inc., 6.88%, 04/01/32(b)		179	190,372

Novelis Corp., 6.88%, 01/30/30(b)		80	82,897

Reliance, Inc., 2.15%, 08/15/30		50	45,312

Rio Tinto Finance U.S.A. PLC, 5.25%, 03/14/35		715	741,773

SunCoke Energy, Inc., 4.88%, 06/30/29(b)		69	63,131

Taseko Mines Ltd., 8.25%, 05/01/30(b)		131	138,920

			2,551,948

Mortgage Real Estate Investment Trusts (REITs) — 0.0%

Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)		52	54,563

EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(b)		75	75,767

Starwood Property Trust, Inc.

3.63%, 07/15/26(b)		141	139,915

7.25%, 04/01/29(b)		169	179,105

6.50%, 10/15/30(b)		75	78,181

			527,531

Multi-Utilities — 0.0%

American Water Capital Corp., 5.70%, 09/01/55		95	96,721

Security	Par (000)		Value

Oil, Gas & Consumable Fuels — 1.1%

Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	USD	42	$43,887

Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(b)		100	100,494

BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)		192	193,592

California Resources Corp.

8.25%, 06/15/29(b)		214	223,903

7.00%, 01/15/34(b)		74	73,814

Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		670	655,034

Cheniere Energy, Inc., 4.63%, 10/15/28		2,890	2,890,007

Chord Energy Corp.

6.00%, 10/01/30(b)		70	70,580

6.75%, 03/15/33(b)		110	113,548

CNX Midstream Partners LP, 4.75%, 04/15/30(b)		55	52,752

ConocoPhillips Co., 5.00%, 01/15/35		1,655	1,693,463

CVR Energy, Inc., 8.50%, 01/15/29(b)		143	147,071

Enbridge, Inc., 6.20%, 11/15/30		75	80,788

Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		197	206,558

Greenfire Resources Ltd., 12.00%, 10/01/28(b)		52	55,300

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)		124	129,798

Karoon U.S.A. Finance, Inc., 10.50%, 05/14/29(b)		33	33,955

Kinder Morgan, Inc., 5.95%, 08/01/54		736	746,900

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.13%, 02/15/29(b)		122	125,504

8.38%, 02/15/32(b)		136	140,993

ONEOK, Inc.

5.85%, 01/15/26		1,000	1,000,466

5.65%, 11/01/28		1,630	1,693,113

6.35%, 01/15/31		1,340	1,439,429

6.05%, 09/01/33		590	630,192

7.15%, 01/15/51		430	476,825

Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 01/15/36		315	320,055

Talos Production, Inc.

9.00%, 02/01/29(b)		118	123,070

9.38%, 02/01/31(b)		114	120,128

Targa Resources Corp.

6.15%, 03/01/29		2,790	2,941,940

5.55%, 08/15/35		570	585,752

6.50%, 02/15/53		750	791,726

TotalEnergies Capital SA, 5.49%, 04/05/54		510	503,371

Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(b)		100	104,814

Vermilion Energy, Inc., 7.25%, 02/15/33(b)		38	36,007

Western Midstream Operating LP, 6.35%, 01/15/29		35	36,933

			18,581,762

Passenger Airlines — 0.0%

American Airlines, Inc.

7.25%, 02/15/28(b)		218	223,170

8.50%, 05/15/29(b)		349	364,581

JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		195	192,611

			780,362

Pharmaceuticals — 0.5%

1261229 BC Ltd., 10.00%, 04/15/32(b)		240	248,116

Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		181	191,186

Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		287	299,992

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)

Eli Lilly & Co.

5.05%, 08/14/54	USD	930	$891,424

5.65%, 10/15/65		55	56,921

Merck & Co., Inc., 5.00%, 05/17/53		340	321,784

Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,807,244

Organon & Co./Organon Foreign Debt Co-Issuer BV

5.13%, 04/30/31(b)		200	167,491

6.75%, 05/15/34(b)		75	67,492

Royalty Pharma PLC, 5.20%, 09/25/35		560	566,134

Zoetis, Inc.

3.00%, 09/12/27		640	629,939

2.00%, 05/15/30		2,820	2,585,087

			8,832,810

Professional Services — 0.0%

CACI International, Inc., 6.38%, 06/15/33(b)		181	188,693

Real Estate Management & Development — 0.2%

Anywhere Real Estate Group LLC/Realogy Co- Issuer Corp.

5.75%, 01/15/29(b)		118	113,484

5.25%, 04/15/30(b)		76	70,833

9.75%, 04/15/30(b)		68	73,872

CBRE Services, Inc.

5.50%, 04/01/29		1,130	1,172,750

5.95%, 08/15/34		1,830	1,971,629

Five Point Operating Co. LP, 8.00%, 10/01/30(b)		126	131,547

Howard Hughes Corp. (The), 5.38%, 08/01/28(b)		150	150,284

			3,684,399

Semiconductors & Semiconductor Equipment — 1.1%

Amkor Technology, Inc., 5.88%, 10/01/33(b)		140	142,523

ams-OSRAM AG, 12.25%, 03/30/29(b)		174	186,139

Broadcom, Inc., 3.75%, 02/15/51		460	357,194

Intel Corp., 4.88%, 02/10/28		1,610	1,634,657

Kioxia Holdings Corp.

6.25%, 07/24/30(b)		70	72,031

6.63%, 07/24/33(b)		138	143,527

Lam Research Corp., 1.90%, 06/15/30		3,810	3,469,053

Marvell Technology, Inc., 5.95%, 09/15/33		65	69,699

NVIDIA Corp.

1.55%, 06/15/28		600	569,606

2.00%, 06/15/31		4,490	4,058,938

3.70%, 04/01/60		1,580	1,203,974

Texas Instruments, Inc.

1.90%, 09/15/31		459	408,809

3.65%, 08/16/32		3,545	3,419,225

4.90%, 03/14/33		790	818,207

TSMC Arizona Corp.

4.25%, 04/22/32		1,258	1,267,284

3.25%, 10/25/51		810	625,555

			18,446,421

Software — 1.1%

Adobe, Inc., 2.30%, 02/01/30		3,570	3,347,786

AppLovin Corp., 5.50%, 12/01/34		890	921,210

Cloud Software Group, Inc.

6.50%, 03/31/29(b)		138	139,108

9.00%, 09/30/29(b)		199	205,275

8.25%, 06/30/32(b)		82	86,379

Electronic Arts, Inc., 1.85%, 02/15/31		1,000	968,510

Intuit, Inc.

1.35%, 07/15/27		1,000	962,010

1.65%, 07/15/30		4,690	4,215,879

Security	Par (000)		Value

Software (continued)

Intuit, Inc.

5.20%, 09/15/33	USD	300	$315,074

5.50%, 09/15/53		95	95,514

NCR Atleos Corp., 9.50%, 04/01/29(b)		169	182,658

Oracle Corp.

5.50%, 08/03/35		2,060	2,063,962

5.95%, 09/26/55		390	365,444

Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)		249	224,275

Roper Technologies, Inc., 5.10%, 09/15/35		110	111,648

Salesforce, Inc., 3.05%, 07/15/61		920	566,705

ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,646,712

Workday, Inc., 3.80%, 04/01/32		1,820	1,746,817

			19,164,966

Specialized REITs — 0.0%

Iron Mountain, Inc., 7.00%, 02/15/29(b)		116	119,155

Millrose Properties, Inc.

6.38%, 08/01/30(b)		50	51,006

6.25%, 09/15/32(b)		192	194,169

			364,330

Specialty Retail — 0.3%

Advance Auto Parts, Inc.

7.00%, 08/01/30(b)		185	188,820

7.38%, 08/01/33(b)		248	252,648

Bath & Body Works, Inc., 6.95%, 03/01/33		119	117,676

Carvana Co.

(9.00% Cash or 13.00% PIK), 9.00%, 06/01/30(b)(d)		105	109,868

(9.00% Cash or 14.00% PIK), 9.00%, 06/01/31(b)(d)		33	37,641

Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(b)		70	68,787

Gap, Inc. (The), 3.63%, 10/01/29(b)		69	65,452

Home Depot, Inc. (The)

1.50%, 09/15/28		1,050	987,116

1.88%, 09/15/31		1,420	1,252,881

3.35%, 04/15/50		940	679,125

Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	1,080,207

Wayfair LLC

7.25%, 10/31/29(b)		181	188,285

7.75%, 09/15/30(b)		295	314,404

			5,342,910

Technology Hardware, Storage & Peripherals — 0.1%

CDW LLC/CDW Finance Corp.

3.57%, 12/01/31		226	211,339

5.55%, 08/22/34		890	915,612

Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		35	37,160

NetApp, Inc., 5.70%, 03/17/35		648	681,760

Seagate Data Storage Technology Pte Ltd.

8.25%, 12/15/29(b)		106	112,609

5.88%, 07/15/30(b)		60	61,782

			2,020,262

Textiles, Apparel & Luxury Goods — 0.1%

Ralph Lauren Corp., 5.00%, 06/15/32		1,000	1,027,747

Trading Companies & Distributors — 0.0%

FTAI Aviation Investors LLC

7.88%, 12/01/30(b)		66	70,267

7.00%, 06/15/32(b)		48	50,342

QXO Building Products, Inc., 6.75%, 04/30/32(b)		240	250,636

			371,245

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services — 0.1%

Millicom International Cellular SA

6.25%, 03/25/29(b)	USD	63	$63,095

7.38%, 04/02/32(b)		168	174,263

Rogers Communications, Inc.

7.00%, 04/15/55		58	60,285

7.13%, 04/15/55		56	59,279

T-Mobile U.S.A., Inc., 5.50%, 01/15/55		320	309,301

Zegona Finance PLC, 8.63%, 07/15/29(b)		328	347,478

			1,013,701

Total Corporate Bonds — 19.7%

(Cost: $333,473,265)			339,928,304

Foreign Government Obligations

Chile — 0.1%

Republic of Chile, 3.25%, 09/21/71		1,110	709,290

Mexico — 0.1%

United Mexican States

7.38%, 05/13/55		550	602,800

3.77%, 05/24/61		870	544,185

			1,146,985

Peru — 0.0%

Republic of Peru, 6.20%, 06/30/55		300	314,400

Philippines — 0.0%

Republic of Philippines, 5.90%, 02/04/50		400	424,800

Poland — 0.0%

Republic of Poland, 5.50%, 03/18/54		220	214,335

Total Foreign Government Obligations — 0.2%

(Cost: $2,753,432)			2,809,810

	Shares

Investment Companies

Equity Funds — 0.2%

iShares MSCI India ETF(f)		74,707	4,087,220

Total Investment Companies — 0.2%

(Cost: $3,333,230)			4,087,220

	Par (000)

Preferred Securities

Capital Trusts — 0.0%

Banks — 0.0%

Canadian Imperial Bank of Commerce, 6.95%, 01/28/85	USD	136	138,615

Electric Utilities — 0.0%

Electricite de France SA, 9.13%(b)(g)		78	90,247

Health Care Providers & Services — 0.0%

CVS Health Corp.

6.75%, 12/10/54		104	107,779

7.00%, 03/10/55		106	111,445

			219,224

Total Capital Trusts — 0.0%			448,086

Security	Shares		Value

Preferred Stocks — 0.1%

Banks — 0.0%

Grupo Cibest SA		24,294	$381,342

Chemicals — 0.0%

Braskem SA, Series A(a)		113,151	160,044

Electric Utilities — 0.1%

Cia Energetica de Minas Gerais		65,413	140,559

Cia Paranaense de Energia - Copel		134,660	361,004

			501,563

Machinery — 0.0%

Marcopolo SA		288,020	346,411

Metals & Mining — 0.0%

Gerdau SA		84,879	304,829

Total Preferred Stocks — 0.1%			1,694,189

Total Preferred Securities — 0.1%
(Cost: $2,306,619)			2,142,275

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 9.0%

Fannie Mae Mortgage-Backed Securities

1.50%, 02/01/37 - 04/01/52	USD	1,979	1,577,608

2.00%, 04/01/37 - 12/01/51		22,994	19,236,485

2.50%, 06/01/37 - 07/01/51		6,225	5,361,780

3.00%, 09/01/34 - 06/01/52		3,216	2,935,512

4.00%, 11/01/37 - 08/01/52		990	956,414

4.50%, 09/01/52 - 08/01/53		161	159,764

5.00%, 10/01/52 - 01/01/55		2,681	2,690,331

5.50%, 02/01/53 - 10/01/54		3,045	3,105,250

6.00%, 07/01/53 - 07/01/55		4,402	4,526,981

6.50%, 11/01/53 - 08/01/54		1,475	1,554,029

Freddie Mac Mortgage-Backed Securities

1.50%, 03/01/37		136	122,396

2.00%, 05/01/36 - 04/01/37		753	695,988

2.50%, 05/01/37 - 07/01/51		3,617	3,124,418

3.00%, 07/01/38 - 07/01/50		423	404,964

4.00%, 02/01/38 - 02/01/53		934	902,157

4.50%, 08/01/52 - 08/01/53		53	52,766

5.00%, 04/01/53		246	246,927

5.50%, 01/01/53 - 10/01/55		4,684	4,775,090

6.00%, 08/01/53 - 08/01/55		2,928	3,021,207

6.50%, 10/01/53 - 09/01/55		2,138	2,226,184

Ginnie Mae Mortgage-Backed Securities

2.00%, 10/20/51 - 12/15/55(h)		5,919	4,929,447

2.50%, 07/20/51 - 08/20/52		11,528	10,012,934

3.00%, 11/20/46 - 12/15/55(h)		10,196	9,213,116

3.50%, 03/20/50 - 12/15/55(h)		6,000	5,547,683

4.00%, 01/20/50 - 09/20/52		4,796	4,587,079

4.50%, 03/20/49 - 12/15/55(h)		3,886	3,821,964

5.00%, 04/20/53 - 12/15/55(h)		3,281	3,280,809

5.50%, 12/20/52 - 12/15/55(h)		3,543	3,582,526

6.00%, 09/20/53 - 12/15/55(h)		2,537	2,592,441

6.50%, 10/20/53 - 12/15/55(h)		1,071	1,104,004

Uniform Mortgage-Backed Securities

1.50%, 12/01/40 - 12/01/55(h)		2,189	1,808,492

2.00%, 12/01/40 - 12/01/55(h)		8,486	6,995,922

2.50%, 12/01/40 - 12/01/55(h)		3,500	3,135,777

3.00%, 12/01/40 - 12/01/55(h)		2,225	2,029,575

3.50%, 12/01/40 - 12/01/55(h)		4,600	4,289,807

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)

Uniform Mortgage-Backed Securities

4.00%, 12/01/40 - 12/01/55(h)	USD	2,025	$1,959,839

4.50%, 12/01/55(h)		2,525	2,471,595

5.00%, 12/01/55(h)		8,450	8,432,051

5.50%, 12/01/55(h)		10,600	10,733,624

6.00%, 12/01/55(h)		6,625	6,783,001

6.50%, 12/01/55(h)		475	492,055

			155,479,992

Total U.S. Government Sponsored Agency Securities — 9.0%

(Cost: $159,645,707)			155,479,992

U.S. Treasury Obligations

U.S. Treasury Bonds

1.13%, 05/15/40		23,000	14,880,820

2.25%, 05/15/41 - 02/15/52		46,000	30,804,922

2.38%, 02/15/42		10,000	7,503,125

4.38%, 08/15/43		9,100	8,870,723

4.13%, 08/15/44		1,000	937,539

3.00%, 02/15/47		5,000	3,859,570

3.38%, 11/15/48		2,600	2,110,266

U.S. Treasury Notes

2.50%, 03/31/27		12,000	11,833,125

1.88%, 02/28/29 - 02/15/32		33,000	30,463,516

2.38%, 05/15/29		16,000	15,403,125

0.63%, 08/15/30		5,000	4,361,133

3.88%, 08/15/34		9,000	8,962,734

Total U.S. Treasury Obligations — 8.1%

(Cost: $163,936,875)			139,990,598

Total Long-Term Investments — 86.1%

(Cost: $1,192,966,382)			1,488,953,484

	Shares

Short-Term Securities

Money Market Funds — 13.2%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(i)(j)		1,204,834	1,205,436

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(f)(i)		227,182,702	227,182,702

			228,388,138

Security	Par (000)		Value

U.S. Treasury Obligations(k) — 3.1%

U.S. Treasury Bills

3.86%, 12/18/25	USD	300	$299,447

3.90%, 12/23/25		26,100	26,037,816

3.90%, 12/30/25		28,000	27,912,569

Total U.S. Treasury Obligations — 3.1% (Cost: $54,250,047)			54,249,832

Total Short-Term Securities — 16.3% (Cost: $282,638,185)			282,637,970

Total Investments — 102.4% (Cost: $1,475,604,567)			1,771,591,454
Liabilities in Excess of Other Assets — (2.4)%			(41,348,903)

Net Assets — 100.0%			$1,730,242,551

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)	Rates are discount rates or a range of discount rates as of period end.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,291,050	$—		$(85,903	)(a)	$289	$—	$1,205,436	1,204,834	$6,524	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	89,404,974	137,777,728	(a)	—		—	—	227,182,702	227,182,702	1,710,943		—

iShares MSCI India ETF	4,579,582	886,989		(1,415,569)		37,926	(1,708)	4,087,220	74,707	—		—

						$38,215	$(1,708)	$232,475,358		$1,717,467		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

TOPIX Index	242	12/11/25	$52,357	$3,611,295

S&P/Toronto Stock Exchange 60 Index	1	12/18/25	264	10,131

Mini MSCI EAFE Index	122	12/19/25	17,195	188,676

Mini MSCI Emerging Markets Index	14	12/19/25	964	19,734

S&P 500 E-Mini Index	96	12/19/25	32,926	566,790

U.S. Treasury Bonds (30 Year)	21	03/20/26	2,466	1,312

U.S. Treasury Notes (10 Year)	135	03/20/26	15,301	24,033

U.S. Ultra Treasury Notes (10 Year)	182	03/20/26	21,149	62,815

U.S. Treasury Notes (2 Year)	461	03/31/26	96,284	(32,129)

				4,452,657

Short Contracts

Euro STOXX 50 Index	227	12/19/25	14,945	(16,432)

NASDAQ 100 E-Mini Index	105	12/19/25	53,512	(2,618,695)

U.S. Ultra Treasury Bonds	1,060	03/20/26	128,194	(1,105,359)

U.S. Treasury Notes (5 Year)	258	03/31/26	28,320	(2,876)

				(3,743,362)

				$709,295

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	26,324,361	USD	17,086,090	Deutsche Bank AG	12/17/25	$163,266

AUD	9,492,000	USD	6,110,928	JPMorgan Chase Bank N.A.	12/17/25	108,820

CAD	3,620,000	USD	2,585,598	Goldman Sachs International	12/17/25	7,590

CAD	5,421,000	USD	3,848,078	JPMorgan Chase Bank N.A.	12/17/25	35,257

EUR	6,197,232	JPY	1,111,541,000	Morgan Stanley & Co. International PLC	12/17/25	66,985

EUR	7,053,000	USD	8,127,362	BNP Paribas S.A.	12/17/25	65,502

JPY	1,388,232,000	USD	8,876,405	JPMorgan Chase Bank N.A.	12/17/25	30,691

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	495,400	EUR	419,200	Goldman Sachs International	12/17/25	$8,451

USD	478,799	GBP	353,700	HSBC Bank PLC	12/17/25	10,603

USD	661,477	JPY	96,699,400	Goldman Sachs International	12/17/25	41,040

USD	7,196,250	JPY	1,111,540,000	JPMorgan Chase Bank N.A.	12/17/25	64,449

						$602,654

AUD	50,549,475	USD	33,313,070	Morgan Stanley & Co. International PLC	12/17/25	(189,915)

CAD	43,256,230	USD	31,414,837	Morgan Stanley & Co. International PLC	12/17/25	(428,219)

EUR	27,412,480	USD	32,395,356	Goldman Sachs International	12/17/25	(552,636)

EUR	27,412,480	USD	32,317,614	JPMorgan Chase Bank N.A.	12/17/25	(474,895)

EUR	3,498,000	USD	4,081,987	JPMorgan Chase Bank N.A.	12/17/25	(18,661)

JPY	9,912,195,610	EUR	57,399,447	Goldman Sachs International	12/17/25	(3,077,927)

JPY	455,600,000	EUR	2,577,515	Morgan Stanley & Co. International PLC	12/17/25	(70,882)

JPY	1,388,233,000	EUR	7,700,120	Wells Fargo Bank N.A.	12/17/25	(37,465)

JPY	9,912,195,118	USD	67,804,901	Goldman Sachs International	12/17/25	(4,206,832)

JPY	455,600,000	USD	3,005,232	Morgan Stanley & Co. International PLC	12/17/25	(82,037)

USD	5,234,653	AUD	8,039,000	JPMorgan Chase Bank N.A.	12/17/25	(32,999)

USD	3,409,938	CAD	4,779,000	Morgan Stanley & Co. International PLC	12/17/25	(13,500)

USD	7,645,794	EUR	6,589,000	JPMorgan Chase Bank N.A.	12/17/25	(8,080)

						$(9,194,048)

						$(8,591,394)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	B+	USD 16,625	$1,399,492	$1,195,902	$203,590

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

					Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty

SOFR plus 0.29%, 4.12%	Quarterly	MSCI All Country World Index	Quarterly	Merrill Lynch International	04/07/26	USD	163,325	$1,297,524	$—	$1,297,524

SOFR plus 0.38%, 4.12%	Quarterly	MSCI All Country World Index	Quarterly	Merrill Lynch International	11/12/26	USD	7,994	131,701	—	131,701

								$1,429,225	$—	$1,429,225

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$1,195,902	$—	$203,590	$—

OTC Swaps	—	—	1,429,225	—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$4,396,626	$—	$88,160	$—	$4,484,786

Forward foreign currency exchange contracts

Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	602,654	—	—	602,654

Swaps — centrally cleared

Unrealized appreciation on centrally cleared swaps(a)	—	203,590	—	—	—	—	203,590

Swaps — OTC

Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,429,225	—	—	—	1,429,225

	$—	$203,590	$5,825,851	$602,654	$88,160	$—	$6,720,255

Liabilities — Derivative Financial Instruments

Futures contracts

Unrealized depreciation on futures contracts(a)	$—	$—	$2,635,127	$—	$1,140,364	$—	$3,775,491

Forward foreign currency exchange contracts

Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	9,194,048	—	—	9,194,048

	$—	$—	$2,635,127	$9,194,048	$1,140,364	$—	$12,969,539

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$(13,282,119)	$—	$(5,863,577)	$—	$(19,145,696)

Forward foreign currency exchange contracts	—	—	—	(4,360,642)	—	—	(4,360,642)

Swaps	—	(42,833)	28,095,986	—	—	—	28,053,153

	$—	$(42,833)	$14,813,867	$(4,360,642)	$(5,863,577)	$—	$4,546,815

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$7,517,607	$—	$1,670,236	$—	$9,187,843

Forward foreign currency exchange contracts	—	—	—	(9,610,601)	—	—	(9,610,601)

Swaps	—	203,590	(9,847,639)	—	—	—	(9,644,049)

	$—	$203,590	$(2,330,032)	$(9,610,601)	$1,670,236	$—	$(10,066,807)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$209,375,612

Average notional value of contracts — short	224,900,831

Forward foreign currency exchange contracts:

Average amounts purchased — in USD	13,380,650

Average amounts sold — in USD	206,852,106

Credit default swaps:

Average notional value — sell protection	14,169,870

Total return swaps:

Average notional value	161,150,624

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments

Futures contracts	$967,378	$535,378

Forward foreign currency exchange contracts	602,654	9,194,048

Swaps — centrally cleared	23,362	—

Swaps — OTC(a)	1,429,225	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,022,619	$9,729,426

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(990,740)	(535,378)

Total derivative assets and liabilities subject to an MNA	$2,031,879	$9,194,048

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)

BNP Paribas S.A	$65,502	$—	$—	$—	$65,502

Deutsche Bank AG	163,266	—	—	—	163,266

Goldman Sachs International	57,081	(57,081)	—	—	—

HSBC Bank PLC	10,603	—	—	—	10,603

JPMorgan Chase Bank N.A	239,217	(239,217)	—	—	—

Merrill Lynch International	1,429,225	—	—	(760,000)	669,225

Morgan Stanley & Co. International PLC	66,985	(66,985)	—	—	—

	$2,031,879	$(363,283)	$—	$(760,000)	$908,596

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)

Goldman Sachs International	$7,837,395	$(57,081)	$—	$—	$7,780,314

JPMorgan Chase Bank N.A	534,635	(239,217)	—	—	295,418

Morgan Stanley & Co. International PLC	784,553	(66,985)	—	—	717,568

Wells Fargo Bank N.A	37,465	—	—	—	37,465

	$9,194,048	$(363,283)	$—	$—	$8,830,765

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks

Aerospace & Defense	$8,416,902	$14,296,882	$—	$22,713,784

Air Freight & Logistics	1,090,314	105,977	—	1,196,291

Automobile Components	6,366,421	10,484	—	6,376,905

Automobiles	12,888,616	5,987,477	—	18,876,093

Banks	27,319,874	30,959,026	—	58,278,900

Beverages	3,659,414	—	—	3,659,414

Biotechnology	11,600,771	2,201,770	—	13,802,541

Broadline Retail	33,412,505	4,289,616	—	37,702,121

Capital Markets	28,671,713	5,358,407	—	34,030,120

Chemicals	2,301,842	3,090,209	—	5,392,051

Commercial Services & Supplies	1,701,177	—	—	1,701,177

Communications Equipment	260,968	5,806,763	—	6,067,731

Construction & Engineering	7,372,918	5,957,326	—	13,330,244

Construction Materials	—	53,190	—	53,190

Consumer Finance	7,468,884	—	—	7,468,884

Consumer Staples Distribution & Retail	16,569,647	1,984,684	—	18,554,331

Containers & Packaging	212,077	—	—	212,077

Diversified REITs	—	63,628	—	63,628

Diversified Telecommunication Services	8,511,905	6,248,793	—	14,760,698

Electric Utilities	3,766,927	1,241,547	—	5,008,474

Electrical Equipment	6,558,684	17,487,863	—	24,046,547

Electronic Equipment, Instruments & Components	1,344,090	4,710,572	—	6,054,662

Energy Equipment & Services	1,265,138	—	—	1,265,138

Entertainment	7,888,829	395,351	—	8,284,180

Financial Services	17,216,759	1,344,169	—	18,560,928

Food Products	507,254	4,259,026	—	4,766,280

Gas Utilities	—	138,954	—	138,954

Ground Transportation	2,533,145	—	—	2,533,145

Health Care Equipment & Supplies	7,436,219	93,380	—	7,529,599

Health Care Providers & Services	7,939,472	531,106	—	8,470,578

Health Care Technology	587,509	100,895	—	688,404

Hotel & Resort REITs	128	—	—	128

Hotels, Restaurants & Leisure	8,667,829	2,155,963	—	10,823,792

Household Durables	915,889	5,965,498	—	6,881,387

Household Products	6,878,466	—	—	6,878,466

Independent Power and Renewable Electricity Producers	950,115	—	—	950,115

Industrial Conglomerates	7,385,093	3,438,080	—	10,823,173

Industrial REITs	349,602	—	—	349,602

Insurance	11,644,722	17,386,053	—	29,030,775

Interactive Media & Services	40,486,655	11,184,520	—	51,671,175

IT Services	8,388,027	551,849	—	8,939,876

Leisure Products	159,996	—	—	159,996

Life Sciences Tools & Services	—	88,738	—	88,738

Machinery	325,304	2,940,722	—	3,266,026

Marine Transportation	—	69,276	—	69,276

Media	3,209,909	1,811,438	—	5,021,347

Metals & Mining	14,984,238	3,069,141	—	18,053,379

Multi-Utilities	3,680,001	3,879,444	—	7,559,445

Oil, Gas & Consumable Fuels	13,091,863	15,771,758	—	28,863,621

Passenger Airlines	2,681,495	703,233	—	3,384,728

Pharmaceuticals	22,046,821	18,448,753	—	40,495,574

Professional Services	1,533,898	6,919,476	—	8,453,374

Real Estate Management & Development	—	2,515,601	—	2,515,601

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Balanced Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

Residential REITs	$385,590	$—	$—	$385,590

Retail REITs	2,322,538	171,120	—	2,493,658

Semiconductors & Semiconductor Equipment	76,435,196	25,705,986	—	102,141,182

Software	61,141,525	2,388,338	—	63,529,863

Specialized REITs	6,030,470	—	—	6,030,470

Specialty Retail	6,334,538	784,205	—	7,118,743

Technology Hardware, Storage & Peripherals	45,184,571	5,915,036	—	51,099,607

Textiles, Apparel & Luxury Goods	2,914,170	1,450,069	—	4,364,239

Tobacco	2,953,628	2,005,944	—	4,959,572

Trading Companies & Distributors	—	364,377	—	364,377

Water Utilities	—	623,983	—	623,983

Wireless Telecommunication Services	1,989,148	3,548,190	—	5,537,338

Corporate Bonds	—	339,928,304	—	339,928,304

Foreign Government Obligations	—	2,809,810	—	2,809,810

Investment Companies	4,087,220	—	—	4,087,220

Preferred Securities

Capital Trusts	—	448,086	—	448,086

Preferred Stocks	1,694,189	—	—	1,694,189

U.S. Government Sponsored Agency Securities	—	155,479,992	—	155,479,992

U.S. Treasury Obligations	—	139,990,598	—	139,990,598

Short-Term Securities

Money Market Funds	228,388,138	—	—	228,388,138

U.S. Treasury Obligations	—	54,249,832	—	54,249,832

	$822,110,946	$949,480,508	$—	$1,771,591,454

Derivative Financial Instruments(a)

Assets

Credit Contracts	$—	$203,590	$—	$203,590

Equity Contracts	785,331	5,040,520	—	5,825,851

Foreign Currency Exchange Contracts	—	602,654	—	602,654

Interest Rate Contracts	88,160	—	—	88,160

Liabilities

Equity Contracts	(2,635,127)	—	—	(2,635,127)

Foreign Currency Exchange Contracts	—	(9,194,048)	—	(9,194,048)

Interest Rate Contracts	(1,140,364)	—	—	(1,140,364)

	$(2,902,000)	$(3,347,284)	$—	$(6,249,284)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statement of Assets and Liabilities (unaudited)

November 30, 2025

BlackRock Balanced Fund, Inc.

ASSETS

Investments, at value — unaffiliated(a)(b)	$1,539,116,096

Investments, at value — affiliated(c)	232,475,358

Cash pledged:
Futures contracts	13,395,991
Centrally cleared swaps	1,348,000

Foreign currency, at value(d)	5,121,204

Receivables:
Securities lending income — affiliated	1,548
Capital shares sold	256,458
Dividends — unaffiliated	1,869,400
Dividends — affiliated	452,778
Interest — unaffiliated	5,105,554
Variation margin on futures contracts	967,378
Variation margin on centrally cleared swaps	23,362

Unrealized appreciation on:
Forward foreign currency exchange contracts	602,654
OTC swaps	1,429,225

Prepaid expenses	55,252

Total assets	1,802,220,258

LIABILITIES
Bank overdraft	847,885
Cash received:
Collateral — OTC derivatives	760,000
Collateral on securities loaned	1,205,148
Payables:
Investments purchased	57,455,417
Capital shares redeemed	690,760
Investment advisory fees	579,635
Directors’ and Officer’s fees	2,740
Other accrued expenses	390,114
Other affiliate fees	24,523
Professional fees	26,035
Service and distribution fees	266,024
Variation margin on futures contracts	535,378
Unrealized depreciation on forward foreign currency exchange contracts	9,194,048

Total liabilities	71,977,707

Commitments and contingent liabilities

NET ASSETS	$1,730,242,551

NET ASSETS CONSIST OF:

Paid-in capital	$1,361,830,392

Accumulated earnings	368,412,159

NET ASSETS	$1,730,242,551

(a) Investments, at cost — unaffiliated	$1,243,883,199

(b) Securities loaned, at value	$1,175,299

(c) Investments, at cost — affiliated	$231,721,368

(d) Foreign currency, at cost	$5,092,815

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2025

BlackRock Balanced Fund, Inc.

NET ASSET VALUE

Institutional

Net assets	$586,161,131

Shares outstanding	20,658,072

Net asset value	$28.37

Shares authorized	400 million

Par value	$0.10

Investor A

Net assets	$954,233,630

Shares outstanding	33,878,678

Net asset value	$28.17

Shares authorized	200 million

Par value	$0.10

Investor C

Net assets	$79,818,944

Shares outstanding	3,582,128

Net asset value	$22.28

Shares authorized	200 million

Par value	$0.10

Class K

Net assets	$97,247,722

Shares outstanding	3,426,550

Net asset value	$28.38

Shares authorized	2 billion

Par value	$0.10

Class R

Net assets	$12,781,124

Shares outstanding	519,146

Net asset value	$24.62

Shares authorized	500 million

Par value	$0.10

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	25

Statement of Operations (unaudited)

Six Months Ended November 30, 2025

BlackRock Balanced Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$8,378,713
Dividends — affiliated	1,710,943
Interest — unaffiliated	14,019,919
Securities lending income — affiliated — net	6,524
Payment-in-kind interest — unaffiliated	76,308
Foreign taxes withheld	(337,869)
Foreign withholding tax claims	110,237

Total investment income	23,964,775

EXPENSES
Investment advisory	3,561,589
Service and distribution — class specific	1,614,617
Transfer agent — class specific	607,700
Custodian	102,819
Professional	101,334
Accounting services	64,887
Registration	56,537
Printing and postage	31,222
Directors and Officer	8,126
Miscellaneous	45,864

Total expenses excluding interest expense	6,194,695
Interest expense	49,542

Total expenses	6,244,237

Less:
Fees waived and/or reimbursed by the Manager	(41,802)

Total expenses after fees waived and/or reimbursed	6,202,435

Net investment income	17,762,340

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	81,308,754
Investments — affiliated	38,215
Futures contracts	(19,145,696)
Forward foreign currency exchange contracts	(4,360,642)
Foreign currency transactions	119,676
Swaps	28,053,153

86,013,460

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	63,322,439
Investments — affiliated	(1,708)
Futures contracts	9,187,843
Forward foreign currency exchange contracts	(9,610,601)
Foreign currency translations	(74,267)
Swaps	(9,644,049)

53,179,657

Net realized and unrealized gain	139,193,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,955,457

See notes to financial statements.

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Balanced Fund, Inc.
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,762,340	$36,490,347
Net realized gain	86,013,460	97,500,556
Net change in unrealized appreciation (depreciation)	53,179,657	17,999,789

Net increase in net assets resulting from operations	156,955,457	151,990,692

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(24,306,731)	(39,321,109)
Investor A	(39,262,431)	(64,441,233)
Investor C	(3,999,564)	(6,858,703)
Class K	(3,955,771)	(6,300,512)
Class R	(561,379)	(894,629)

Decrease in net assets resulting from distributions to shareholders	(72,085,876)	(117,816,186)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,271,043	5,280,248

NET ASSETS
Total increase in net assets	89,140,624	39,454,754
Beginning of period	1,641,101,927	1,601,647,173

End of period	$1,730,242,551	$1,641,101,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	27

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Balanced Fund, Inc.

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$27.00		$26.44		$23.22		$23.94		$28.28		$24.89		$23.32

Net investment income(a)	0.31		0.65		0.58		0.53		0.19		0.23		0.33
Net realized and unrealized gain (loss)	2.25		1.90		3.38		(0.40)		(1.27)		4.22		2.47

Net increase (decrease) from investment operations	2.56		2.55		3.96		0.13		(1.08)		4.45		2.80

Distributions(b)
From net investment income	(0.37)		(1.09)		(0.74)		(0.13)		(0.11)		(0.24)		(0.37)
From net realized gain	(0.82)		(0.90)		—		(0.72)		(3.15)		(0.82)		(0.86)

Total distributions	(1.19)		(1.99)		(0.74)		(0.85)		(3.26)		(1.06)		(1.23)

Net asset value, end of period	$28.37		$27.00		$26.44		$23.22		$23.94		$28.28		$24.89

Total Return(c)
Based on net asset value	9.79	%(d)	10.00%		17.39%		0.83%		(4.88	)%(d)	18.30%		12.35%

Ratios to Average Net Assets(e)
Total expenses	0.55	%(f)	0.54%		0.55%		0.55%		0.71	%(f)(g)	0.75	%(h)	0.78	%(i)

Total expenses after fees waived and/or reimbursed	0.55	%(f)	0.53%		0.53%		0.54%		0.50	%(f)(g)	0.50	%(h)	0.52	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.54	%(f)	0.53%		0.53%		0.54%		0.50	%(f)(g)	0.50	%(h)	0.52	%(i)

Net investment income	2.26	%(f)	2.44%		2.40%		2.34%		1.08	%(f)(g)	0.85	%(h)	1.42	%(i)

Supplemental Data
Net assets, end of period (000)	$586,161		$552,461		$525,217		$490,719		$554,201		$666,819		$568,977

Portfolio turnover rate of the Fund	52	%(j)	101	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		N/A		459%		556%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		N/A		111%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio and the Master Total Return Portfolio (the “Master Portfolios”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20
Portfolio turnover rate	39%	79%	99%	117%	N/A	161%	274%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Balanced Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$26.81		$26.27		$23.05		$23.79		$28.14		$24.78		$23.22

Net investment income(a)	0.28		0.58		0.52		0.47		0.15		0.16		0.27
Net realized and unrealized gain (loss)	2.24		1.88		3.35		(0.38)		(1.27)		4.20		2.46

Net increase (decrease) from investment operations	2.52		2.46		3.87		0.09		(1.12)		4.36		2.73

Distributions(b)
From net investment income	(0.34)		(1.02)		(0.65)		(0.11)		(0.08)		(0.18)		(0.31)
From net realized gain	(0.82)		(0.90)		—		(0.72)		(3.15)		(0.82)		(0.86)

Total distributions	(1.16)		(1.92)		(0.65)		(0.83)		(3.23)		(1.00)		(1.17)

Net asset value, end of period	$28.17		$26.81		$26.27		$23.05		$23.79		$28.14		$24.78

Total Return(c)
Based on net asset value	9.71	%(d)	9.71%		17.07%		0.63%		(5.06	)%(d)	17.98%		12.08%

Ratios to Average Net Assets(e)
Total expenses	0.79	%(f)	0.78%		0.80%		0.80%		0.95	%(f)(g)	1.01	%(h)	1.04	%(i)

Total expenses after fees waived and/or reimbursed	0.79	%(f)	0.77%		0.78%		0.79%		0.75	%(f)(g)	0.76	%(h)	0.79	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.78	%(f)	0.77%		0.78%		0.79%		0.75	%(f)(g)	0.76	%(h)	0.79	%(i)

Net investment income	2.02	%(f)	2.19%		2.15%		2.09%		0.84	%(f)(g)	0.59	%(h)	1.15	%(i)

Supplemental Data
Net assets, end of period (000)	$954,234		$908,272		$899,668		$844,573		$922,198		$952,967		$737,708

Portfolio turnover rate of the Fund	52	%(j)	101	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		N/A		459%		556%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		N/A		111%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20
Portfolio turnover rate	39%	79%	99%	117%	N/A	161%	274%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Balanced Fund, Inc. (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$21.46		$21.40		$18.82		$19.67		$23.81		$21.15		$20.00

Net investment income (loss)(a)	0.14		0.30		0.27		0.24		0.01		(0.04)		0.08
Net realized and unrealized gain (loss)	1.78		1.52		2.73		(0.33)		(1.01)		3.57		2.10

Net increase (decrease) from investment operations	1.92		1.82		3.00		(0.09)		(1.00)		3.53		2.18

Distributions(b)
From net investment income	(0.28)		(0.86)		(0.42)		(0.04)		—		(0.05)		(0.17)
From net realized gain	(0.82)		(0.90)		—		(0.72)		(3.14)		(0.82)		(0.86)

Total distributions	(1.10)		(1.76)		(0.42)		(0.76)		(3.14)		(0.87)		(1.03)

Net asset value, end of period	$22.28		$21.46		$21.40		$18.82		$19.67		$23.81		$21.15

Total Return(c)
Based on net asset value	9.27	%(d)	8.85%		16.16%		(0.18)%		(5.49	)%(d)	17.07%		11.20%

Ratios to Average Net Assets(e)
Total expenses	1.55	%(f)	1.56%		1.57%		1.56%		1.72	%(f)(g)	1.78	%(h)	1.80	%(i)

Total expenses after fees waived and/or reimbursed	1.55	%(f)	1.55%		1.56%		1.55%		1.52	%(f)(g)	1.52	%(h)	1.55	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.54	%(f)	1.55%		1.56%		1.55%		1.52	%(f)(g)	1.52	%(h)	1.55	%(i)

Net investment income (loss)	1.26	%(f)	1.42%		1.37%		1.33%		0.07	%(f)(g)	(0.17	)%(h)	0.41	%(i)

Supplemental Data
Net assets, end of period (000)	$79,819		$79,597		$87,312		$88,603		$110,628		$134,700		$126,159

Portfolio turnover rate of the Fund	52	%(j)	101	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		N/A		459%		556%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		N/A		111%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20
Portfolio turnover rate	39%	79%	99%	117%	N/A	161%	274%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Balanced Fund, Inc. (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$27.00		$26.44		$23.23		$23.94		$28.28		$24.89		$23.32

Net investment income(a)	0.32		0.67		0.60		0.54		0.20		0.25		0.34
Net realized and unrealized gain (loss)	2.26		1.89		3.38		(0.39)		(1.27)		4.22		2.47

Net increase (decrease) from investment operations	2.58		2.56		3.98		0.15		(1.07)		4.47		2.81

Distributions(b)
From net investment income	(0.38)		(1.10)		(0.77)		(0.14)		(0.12)		(0.26)		(0.38)
From net realized gain	(0.82)		(0.90)		—		(0.72)		(3.15)		(0.82)		(0.86)

Total distributions	(1.20)		(2.00)		(0.77)		(0.86)		(3.27)		(1.08)		(1.24)

Net asset value, end of period	$28.38		$27.00		$26.44		$23.23		$23.94		$28.28		$24.89

Total Return(c)
Based on net asset value	9.85	%(d)	10.07%		17.46%		0.91%		(4.84	)%(d)	18.36%		12.42%

Ratios to Average Net Assets(e)
Total expenses	0.48	%(f)	0.47%		0.48%		0.49%		0.64	%(f)(g)	0.69	%(h)	0.72	%(i)

Total expenses after fees waived and/or reimbursed	0.47	%(f)	0.46%		0.47%		0.47%		0.44	%(f)(g)	0.44	%(h)	0.46	%(i)

Net investment income	2.34	%(f)	2.50%		2.47%		2.41%		1.15	%(f)(g)	0.90	%(h)	1.47	%(i)

Supplemental Data
Net assets, end of period (000)	$97,248		$89,184		$78,010		$70,918		$70,740		$72,222		$36,970

Portfolio turnover rate of the Fund	52	%(j)	101	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		N/A		459%		556%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		N/A		111%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20
Portfolio turnover rate	39%	79%	99%	117%	N/A	161%	274%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Balanced Fund, Inc. (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$23.59		$23.34		$20.52		$21.32		$25.55		$22.59		$21.27

Net investment income(a)	0.20		0.42		0.38		0.34		0.07		0.05		0.17
Net realized and unrealized gain (loss)	1.96		1.67		2.97		(0.35)		(1.12)		3.83		2.24

Net increase (decrease) from investment operations	2.16		2.09		3.35		(0.01)		(1.05)		3.88		2.41

Distributions(b)
From net investment income	(0.31)		(0.94)		(0.53)		(0.07)		(0.03)		(0.10)		(0.23)
From net realized gain	(0.82)		(0.90)		—		(0.72)		(3.15)		(0.82)		(0.86)

Total distributions	(1.13)		(1.84)		(0.53)		(0.79)		(3.18)		(0.92)		(1.09)

Net asset value, end of period	$24.62		$23.59		$23.34		$20.52		$21.32		$25.55		$22.59

Total Return(c)
Based on net asset value	9.48	%(d)	9.30%		16.60%		0.24%		(5.32	)%(d)	17.56%		11.67%

Ratios to Average Net Assets(e)
Total expenses	1.18	%(f)	1.17%		1.19%		1.19%		1.35	%(f)(g)	1.39	%(h)	1.40	%(i)

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.16%		1.18%		1.18%		1.14	%(f)(g)	1.13	%(h)	1.15	%(i)

Net investment income	1.64	%(f)	1.78%		1.75%		1.71%		0.44	%(f)(g)	0.21	%(h)	0.82	%(i)

Supplemental Data
Net assets, end of period (000)	$12,781		$11,587		$11,440		$10,245		$11,061		$13,132		$11,840

Portfolio turnover rate of the Fund	52	%(j)	101	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		N/A		459%		556%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		N/A		111%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20
Portfolio turnover rate	39%	79%	99%	117%	N/A	161%	274%

(k)	Excludes transactions in the Master Portfolios.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Balanced Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as a diversified fund under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Fund is referred to throughout this report as the “Board” and the members are referred to as “Directors.”

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

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Notes to Financial Statements (unaudited) (continued)

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

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Notes to Financial Statements (unaudited) (continued)

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
J.P. Morgan Securities LLC	$118,957	$(118,957)	$—		$—
Jefferies LLC	171,106	(171,106)	—		—
Morgan Stanley	885,236	(885,236)	—		—

	$1,175,299	$(1,175,299)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral Based on the terms of agreements, collateral may not be required for all derivative contracts.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.500%
$250 million – $300 million	0.450
$300 million – $400 million	0.425
Greater than $400 million	0.400

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A

Investor C	0.25	0.75%

Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Class R	Total

Service and distribution — class specific	$1,179,402	$404,297	$30,918	$1,614,617

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Reimbursed amounts	$5,545	$10,791	$2,370	$92	$56	$18,854

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Transfer agent — class specific	$229,456	$329,317	$32,928	$3,281	$12,718	$607,700

Other Fees: For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $8,385.

For the six months ended November 30, 2025, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

BlackRock Balanced Fund, Inc	$7,912	$4,722

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2025, the amount waived was $32,620.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2025, the Manager waived $9,182 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2025, the Fund paid BIM $1,317 for securities lending agent services.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended November 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain

$ 36,744,568	$75,854,678	$10,102,279

7.	PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

U.S. Government Securities	$368,625,740	$377,311,763

Other Securities	445,613,696	651,201,653

For the six months ended November 30, 2025, purchases and sales related to mortgage dollar rolls were $192,714,972 and $192,760,649, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Balanced Fund, Inc.	$1,491,000,729	$328,170,536	$(53,829,095)	$274,341,441

9.	BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	1,001,895	$27,703,309	2,476,045	$65,542,029
Shares issued in reinvestment of distributions	789,067	21,004,969	1,277,007	33,423,084
Shares redeemed	(1,596,152)	(44,142,709)	(3,153,880)	(84,092,740)

	194,810	$4,565,569	599,172	$14,872,373

Investor A
Shares sold and automatic conversion of shares	1,266,169	$34,706,358	2,766,924	$73,383,690
Shares issued in reinvestment of distributions	1,385,923	36,657,669	2,304,849	59,975,831
Shares redeemed	(2,647,729)	(72,695,041)	(5,443,380)	(144,204,959)

	4,363	$(1,331,014)	(371,607)	$(10,845,438)

Investor C
Shares sold	216,465	$4,713,517	571,587	$12,225,033
Shares issued in reinvestment of distributions	186,514	3,913,054	319,931	6,713,872
Shares redeemed and automatic conversion of shares	(529,433)	(11,544,681)	(1,262,774)	(27,032,704)

	(126,454)	$(2,918,110)	(371,256)	$(8,093,799)

Class K
Shares sold	296,167	$8,208,584	983,995	$26,245,838
Shares issued in reinvestment of distributions	148,219	3,945,598	240,072	6,283,551
Shares redeemed	(320,849)	(8,847,161)	(871,121)	(23,207,911)

	123,537	$3,307,021	352,946	$9,321,478

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Share Class	Shares	Amount	Shares	Amount

Class R
Shares sold	31,996	$769,906	81,454	$1,914,437
Shares issued in reinvestment of distributions	24,250	561,377	38,922	894,628
Shares redeemed	(28,268)	(683,706)	(119,292)	(2,783,431)

	27,978	$647,577	1,084	$25,634

	224,234	$4,271,043	210,339	$5,280,248

As of November 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 8,471 Class K shares of the Fund.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective December 2, 2025, BlackRock International Limited (“BIL”), an affiliate of the Manager, became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Disclosure of Investment Sub-Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Balanced Fund, Inc. (the “Fund”) met on November 18, 2025 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”).

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board previously met on May 20-21, 2025 (the “May 2025 Meeting”) to consider the approval of the continuation of the Fund’s advisory agreement (the “Advisory Agreement”) between the Fund and the Manager. At the May 2025 Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2026. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2025 Meeting is included in the annual shareholder report for the Fund for the period ended May 31, 2025. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Fund is paid by the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	45

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Ropes & Gray LLP
New York, NY 10286	New York, NY 10036

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in these Financial Statements

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

LP	Limited Partnership

MTN	Medium-Term Note

NVS	Non-Voting Shares

OTC	Over-the-Counter

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TOPIX	Tokyo Stock Price Index

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	47

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Fund, Inc.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Fund, Inc.

Date: January 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Fund, Inc.

Date: January 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Fund, Inc.

Date: January 21, 2026